FIDELITY
INTERMEDIATE BOND
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE     3   Ned Johnson on investing
                            strategies.

PERFORMANCE             4   How the fund has done over
                            time.

FUND TALK               7   The manager's review of fund
                            performance, strategy and
                            outlook.

INVESTMENT CHANGES      10  A summary of major shifts in
                            the fund's investments over
                            the past six months.

INVESTMENTS             11  A complete list of the fund's
                            investments with their
                            market values.

FINANCIAL STATEMENTS    29  Statements of assets and
                            liabilities, operations, and
                            changes in net assets,  as
                            well as financial highlights.

NOTES                   33  Notes to the financial
                            statements.

REPORT OF INDEPENDENT   36  The auditors' opinion.
ACCOUNTANTS

OTHER FUND INFORMATION  37

DISTRIBUTIONS           38

OF SPECIAL NOTE         39


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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND       6.03%        37.50%        111.87%

LB Int Govt/Corp Bond            6.37%        41.63%        119.91%

Short-Intermediate Investment    5.23%        35.28%        102.44%
Grade Debt Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND     6.03%        6.58%         7.80%

LB Int Govt/Corp Bond          6.37%        7.21%         8.20%

Short-Intermediate Investment  5.23%        6.22%         7.30%
Grade Debt  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1989/04/30      10000.00                    10000.00
  1989/05/31      10192.26                    10198.57
  1989/06/30      10424.59                    10455.68
  1989/07/31      10627.75                    10670.36
  1989/08/31      10486.32                    10532.45
  1989/09/30      10542.81                    10582.21
  1989/10/31      10762.81                    10805.91
  1989/11/30      10846.30                    10909.22
  1989/12/31      10870.55                    10939.08
  1990/01/31      10761.68                    10868.94
  1990/02/28      10791.04                    10908.51
  1990/03/31      10793.73                    10922.73
  1990/04/30      10723.58                    10884.81
  1990/05/31      10965.90                    10745.01
  1990/06/30      11108.27                    11272.96
  1990/07/31      11253.18                    11429.35
  1990/08/31      11161.39                    11382.43
  1990/09/30      11249.38                    11470.34
  1990/10/31      11350.34                    11603.52
  1990/11/30      11542.44                    11372.24
  1990/12/31      11690.56                    11940.71
  1991/01/31      11804.40                    12061.80
  1991/02/28      11888.92                    12158.24
  1991/03/31      11953.26                    12240.94
  1991/04/30      12075.58                    12374.35
  1991/05/31      12128.66                    12450.42
  1991/06/30      12120.80                    12459.18
  1991/07/31      12260.90                    12598.04
  1991/08/31      12498.70                    12838.56
  1991/09/30      12735.79                    13059.41
  1991/10/31      12852.78                    13208.45
  1991/11/30      12954.89                    13360.11
  1991/12/31      13385.43                    13686.41
  1992/01/31      13187.57                    13562.47
  1992/02/29      13251.68                    13616.03
  1992/03/31      13193.45                    13562.47
  1992/04/30      13260.91                    13681.67
  1992/05/31      13486.23                    13893.75
  1992/06/30      13670.63                    14099.43
  1992/07/31      14003.34                    14379.75
  1992/08/31      14114.84                    14523.59
  1992/09/30      14209.70                    14720.74
  1992/10/31      14053.21                    14529.75
  1992/11/30      13981.04                    14474.54
  1992/12/31      14199.17                    14668.37
  1993/01/31      14528.43                    14953.67
  1993/02/28      14822.21                    15189.45
  1993/03/31      14891.90                    15249.88
  1993/04/30      14971.23                    15372.62
  1993/05/31      14978.80                    15338.50
  1993/06/30      15292.00                    15579.25
  1993/07/31      15437.41                    15617.40
  1993/08/31      15769.21                    15865.03
  1993/09/30      15826.91                    15930.90
  1993/10/31      15924.51                    15973.56
  1993/11/30      15829.20                    15884.46
  1993/12/31      15897.40                    15957.20
  1994/01/31      16083.46                    16134.45
  1994/02/28      15761.57                    15895.83
  1994/03/31      15478.37                    15633.52
  1994/04/30      15409.31                    15527.12
  1994/05/31      15384.45                    15537.55
  1994/06/30      15402.45                    15539.68
  1994/07/31      15559.83                    15763.37
  1994/08/31      15579.00                    15812.66
  1994/09/30      15503.75                    15667.16
  1994/10/31      15508.53                    15665.03
  1994/11/30      15526.47                    15593.94
  1994/12/31      15578.05                    15649.16
  1995/01/31      15756.96                    15912.89
  1995/02/28      15977.77                    16242.98
  1995/03/31      16080.39                    16335.87
  1995/04/30      16229.05                    16537.52
  1995/05/31      16639.38                    17037.51
  1995/06/30      16739.78                    17151.73
  1995/07/31      16728.31                    17154.10
  1995/08/31      16881.43                    17310.25
  1995/09/30      16987.94                    17435.61
  1995/10/31      17182.09                    17629.91
  1995/11/30      17392.09                    17861.66
  1995/12/31      17573.30                    18048.86
  1996/01/31      17704.91                    18204.54
  1996/02/29      17506.11                    17990.81
  1996/03/31      17399.86                    17898.15
  1996/04/30      17340.11                    17834.89
  1996/05/31      17316.25                    17821.38
  1996/06/30      17496.98                    18010.71
  1996/07/31      17540.67                    18064.26
  1996/08/31      17548.95                    18078.48
  1996/09/30      17784.19                    18330.37
  1996/10/31      18077.79                    18654.30
  1996/11/30      18315.21                    18900.26
  1996/12/31      18214.62                    18779.18
  1997/01/31      18275.61                    18852.16
  1997/02/28      18292.52                    18888.18
  1997/03/31      18174.72                    18757.85
  1997/04/30      18383.19                    18978.22
  1997/05/31      18522.24                    19135.80
  1997/06/30      18695.34                    19310.44
  1997/07/31      19078.27                    19703.32
  1997/08/31      18974.06                    19604.27
  1997/09/30      19186.64                    19832.23
  1997/10/31      19404.93                    20051.89
  1997/11/30      19431.80                    20096.21
  1997/12/31      19593.55                    20256.87
  1998/01/31      19852.22                    20522.26
  1998/02/28      19831.84                    20506.62
  1998/03/31      19900.32                    20572.50
  1998/04/30      19983.32                    20675.58
  1998/05/31      20148.59                    20827.23
  1998/06/30      20272.11                    20960.17
  1998/07/31      20337.33                    21034.10
  1998/08/31      20560.26                    21364.66
  1998/09/30      20982.11                    21901.38
  1998/10/31      20904.73                    21879.81
  1998/11/30      20923.93                    21878.15
  1998/12/31      21027.98                    21966.07
  1999/01/31      21172.85                    22086.68
  1999/02/28      20938.07                    21762.04
  1999/03/31      21105.56                    21924.43
  1999/04/30      21187.45                    21991.00
IMATRL PRASUN   SHR__CHT 19990430 19990514 095438 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $21,187 - a 111.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,991 - a 119.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED APRIL 30,

                    1999                    1998   1997    1996   1995

Dividend returns    6.13%                   6.69%  6.61%   6.65%  6.40%

Capital returns     -0.10%                  2.01%  -0.59%  0.20%  -1.08%

Total returns       6.03%                   8.70%  6.02%   6.85%  5.32%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.94(cents)   29.77(cents)   61.03(cents)

Annualized dividend rate       5.90%         5.88%          5.97%

30-day annualized yield        5.49%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.19 over the past one month, $10.21 over the past six months and $10.23 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

While the equity markets continued to
set new records en route to monumental
gains, bonds were limited to more
modest advances for the 12 months
that ended April 30, 1999, with the
Lehman Brothers Aggregate Bond
Index - a widely followed measure
of taxable bond performance -
returning 6.27% for this period. Low
interest rates, wildly gyrating stock
prices and the general uncertainty
surrounding global economies led
investors to flee stocks for the
perceived safety of U.S. Treasuries
during the late summer and early fall,
driving their prices up and their
yields to a 30-year low. As Treasuries
rallied, corporate bonds and
mortgage securities languished. Later
in the period, the bond market
underwent a reversal. Confronted with
improving conditions abroad and the
lingering fear of inflation from an
overheated U.S. economy, Treasuries
gave back nearly all of their
flight-to-quality gains captured
during the fall. As prices plunged,
yields soared to levels not seen since
early August. As such, Treasuries fell
out of favor. Conversely, unabated
demand for corporate bonds and
mortgage securities - both with
historically attractive valuations -
fueled rallies as each sector
managed strong returns relative to
comparable-duration Treasuries
during the last six months of the period.
For the year, the Lehman Brothers
Corporate Bond Index and the
Lehman Brothers Mortgage
Securities Index, reflective of the
strong turnaround, posted returns
of 5.82% and 6.16%, respectively.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity
Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, FORD?

A. For the 12-month period that ended April 30, 1999, the fund provided a total return of 6.03%. To get a sense of how the fund did relative to its competitors, the short-intermediate investment grade debt funds average returned 5.23% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Intermediate Government/Corporate Bond Index - which tracks the types of securities in which the fund invests - returned 6.37% for the same period.

Q. WHY DID THE FUND OUTPACE ITS PEERS DURING THE PAST YEAR?

A. The fund's performance was helped by its larger-than-average stake in corporate and mortgage securities, both of which outpaced Treasury securities during the past year. Although they temporarily stumbled last fall, corporate securities fared well thanks to the continued strength of the U.S. economy and sustained corporate profitability. The fund was also helped by its security selection in the corporate bond sector. The fund was heavily weighted toward the telecommunications, media and cable sectors, which were among the corporate bond market's best performing sectors. The fund also benefited from what it didn't own throughout the first nine months of the period, namely poor-performing oil and other commodity-based companies. Global overproduction and soft demand for many goods and services made it difficult for commodity producers to raise prices. Turning to mortgage securities, I added to the fund's stake in them at what I felt were very attractive prices in December 1998 and January 1999. After that, mortgage securities began to perform quite well when rising interest rates calmed the prepayment fears that depressed the mortgage market last fall.

Q. WHAT WERE OTHER FACTORS BEHIND THE FUND'S OUTPERFORMANCE?

A. The fund maintained a slightly longer-than-average duration - a measure of how sensitive its share price is to changing interest rates. The longer the fund's duration, the more its share price will rise when rates fall and vice versa. The fund is managed to have a duration that approximates the Lehman Brothers Intermediate Government/Corporate Bond Index. That index is comprised of Treasury, agency and corporate securities with maturities between one and 10 years. The duration of that index - and thus, the fund - tends to be slightly longer than the Lipper peer group average. When interest rates fell precipitously from May through early October 1998, having a slightly longer duration than the average fund was a plus for Intermediate Bond Fund's performance. Granted, its longer duration hurt performance in the second half of the period when interest rates moved higher, but not enough to erase all the outperformance the fund achieved from it in the first half.

Q. WHAT WERE THE DISAPPOINTMENTS DURING THE YEAR?

A. Commercial mortgage securities were disappointing. These securities
- which are pools of commercial loans - came under severe pressure last fall when some large hedge funds were forced to liquidate their holdings in them. Commercial mortgage securities have, however, staged a pretty significant comeback since the fourth quarter of 1998, although they weren't able to erase all their earlier losses.

Q. WHAT'S YOUR OUTLOOK?

A. In my view, corporate securities are likely to outpace Treasuries over the near term. That's why I'm likely to continue to carry a relatively large weighting in them. As for mortgage securities, they may be in the seventh or eighth inning of their outperformance relative to Treasuries. If I feel that mortgage securities don't have much more upside, I'm likely to look to other segments of the market - such as agency and asset-backed securities - for more attractive bargains.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income by
investing mainly in
investment-grade debt
securities while normally
maintaining an average
maturity between three and
10 years

FUND NUMBER: 032

TRADING SYMBOL: FTHRX

START DATE: May 23, 1975

SIZE: as of April 30, 1999,
more than $3.5 billion

MANAGER: Ford O'Neil, since
1998; manager, various
Fidelity bond funds; joined
Fidelity in 1990

FORD O'NEIL ON THE
RELATIONSHIP BETWEEN VARIOUS
GLOBAL BOND MARKETS:

"The third quarter of 1998 served
as a graphic example of just how
interrelated the world's bond
markets have become over the
past several years. The catalyst for
the near meltdown in some bond
markets came when Russia
effectively defaulted on its debt.
That event, perhaps not
surprisingly, prompted a bond
sell-off in other emerging markets
in Southeast Asia and Latin
America. What did surprise many
observers, however, was that the
Russian default and the ensuing
emerging market sell-off had a
major effect on other, seemingly
unrelated, markets. What had
been a tsunami for emerging
markets turned into a tidal wave
for the high-yield corporate bond
market as well, with ripples being
felt as far away as the
investment-grade corporate and
agency bond markets. Hedge
funds that had bought
emerging-market debt with
borrowed funds - known as
"leverage" - were forced to sell
more liquid holdings in order to
cover losses they incurred from
emerging-market holdings. Five
years ago, it wasn't that easy for
investors to move capital around the
world that quickly. As a portfolio
manager, understanding
macroeconomic conditions and the
leverage in various foreign and
domestic bond markets - even
though I may not invest in them -
has become an important
concern."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             39.7                     36.4

Aa                              6.1                      6.6

A                               17.9                     22.3

Baa                             29.5                     28.5

Ba and Below                    1.3                      1.5

Not Rated                       1.1                      1.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 1999

                                     6 MONTHS AGO

Years                          5.5   5.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 1999

                                      6 MONTHS AGO

Years                           3.5   3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Corporate bonds 57.6%
U.S. government
and agency
obligations 29.2%
Foreign government
obligations 4.3%
Other 4.5%
Short-term
investments 4.4%
* FOREIGN
 INVESTMENTS 11.0%

Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 4.5
Row: 1, Col: 3, Value: 4.3
Row: 1, Col: 4, Value: 29.2
Row: 1, Col: 5, Value: 57.6

AS OF OCTOBER 31, 1998 **

Corporate bonds 64.0%
U.S. government
and agency
obligations 23.7%
Foreign government
obligations 2.5%
Other 6.4%
Short-term
investments 3.4%
** FOREIGN
 INVESTMENTS 11.7%

Row: 1, Col: 1, Value: 3.4
Row: 1, Col: 2, Value: 6.4
Row: 1, Col: 3, Value: 2.5
Row: 1, Col: 4, Value: 23.7
Row: 1, Col: 5, Value: 64.0



INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 46.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.9%

DEFENSE ELECTRONICS - 0.9%

Raytheon Co.:

6.3% 8/15/00                      Baa1      $ 14,090                             $ 14,195

6.45% 8/15/02                     Baa1       17,810                               18,060

                                                                                  32,255

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.6%

Monsanto Co. 5.75% 12/1/05 (b)    A2         21,000                               20,606

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.3% 3/1/09         A3         4,250                                4,237

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       525                                  533
9/15/04

TOTAL BASIC INDUSTRIES                                                            25,376

CONSTRUCTION & REAL ESTATE -
1.5%

REAL ESTATE - 0.2%

Cabot Industrial Properties       Baa2       6,060                                6,043
LP 7.125% 5/1/04

REAL ESTATE INVESTMENT TRUSTS
- 1.3%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       4,180                                3,995

7.125% 3/15/04                    Baa2       9,000                                8,941

Equity Office Properties Trust:

6.376% 2/15/02                    Baa1       8,450                                8,414

6.5% 1/15/04                      Baa1       3,125                                3,097

6.5% 6/15/04                      Baa1       9,450                                9,343

Weeks Realty LP 6.875% 3/15/05    Baa2       11,700                               11,679

                                                                                  45,469

TOTAL CONSTRUCTION & REAL                                                         51,512
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Delphi Automotive Systems         Baa2       7,650                                7,640
Corp. 6.125% 5/1/04

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ENERGY - 1.7%

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2        $ 7,800                              $ 7,737
2/15/03 (b)

OIL & GAS - 1.5%

Conoco, Inc.:

5.9% 4/15/04                      A3         4,000                                3,971

6.95% 4/15/29                     A3         6,320                                6,249

Occidental Petroleum Corp.:

6.09% 11/29/99                    Baa3       2,430                                2,436

6.35% 11/9/00                     Baa3       5,000                                5,008

10.69% 7/27/00                    Baa3       5,000                                5,265

10.72% 4/6/00                     Baa3       2,000                                2,088

Petro-Canada 7% 11/15/28          A3         9,700                                9,429

Vastar Resources, Inc. 6.5%       Baa1       19,200                               19,319
4/1/09

                                                                                  53,765

TOTAL ENERGY                                                                      61,502

FINANCE - 23.4%

BANKS - 9.8%

Banco Latinamericano de           Baa2       7,000                                6,983
Exporaciones SA 6.7% 10/8/99
(b)

Banco Latinoamericano             Baa2       5,850                                5,788
Exportaciones SA euro 6.9%
12/4/99 (b)

Bank of Montreal 6.1% 9/15/05     A1         3,000                                2,969

BankBoston Corp. 6.625% 2/1/04    A3         1,300                                1,326

BankBoston NA 6.375% 3/25/08      A2         1,300                                1,284

BanPonce Financial Corp.          A3         3,850                                3,884
6.75% 8/9/01

Boatmens Bancshares, Inc.         Aa3        2,000                                2,153
9.25% 11/1/01

Capital One Bank:

6.26% 5/7/01                      Baa3       9,645                                9,693

6.375% 2/15/03                    Baa3       9,860                                9,772

6.48% 6/28/02                     Baa3       7,975                                8,051

6.65% 3/15/04                     Baa3       12,500                               12,606

Capital One Financial Corp.       Ba1        9,250                                9,262
7.25% 5/1/06

Chase Manhattan Corp.:

8.5% 2/15/02                      A1         2,750                                2,933

9.75% 11/1/01                     A1         5,030                                5,484

Crestar Finanical Corp. 8.75%     A2         7,100                                7,896
11/15/04

Den Danske Bank AS 6.375%         A1         25,800                               25,711
6/15/08 (b)(d)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

First Chicago Corp. 6.3%          Aa3       $ 2,000                              $ 2,002
11/1/01

First Hawaiian, Inc. 6.25%        A3         11,255                               11,301
8/15/00

First Maryland Bancorp            A3         2,895                                2,928
10.375% 8/1/99

First National Bank Boston NA     A2         4,950                                5,239
7.375% 9/15/06

First Security Corp. 7.5%         Baa1       5,300                                5,515
9/1/02

First Tennessee National          Baa1       7,020                                7,143
Corp. 6.75% 11/15/05

First Union Corp. 7.5% 7/15/06    A2         8,000                                8,570

Huntington National Bank          A1         6,000                                5,999
5.875% 1/15/01

Integra Financial Corp. 6.5%      A2         4,200                                4,233
4/15/00

Kansallis-Osake-Pankki (NY        A2         2,250                                2,272
Branch) yankee: 6.375%
8/15/00

10% 5/1/02                        A3         17,415                               19,204

Key Bank NA 5.8% 4/1/04           Aa3        7,000                                6,941

Korea Development Bank:

6.625% 11/21/03                   Baa3       7,520                                7,281

7.125% 9/17/01                    Baa3       2,230                                2,237

7.125% 4/22/04                    Baa3       3,000                                2,970

7.375% 9/17/04                    Baa3       2,550                                2,527

yankee 6.5% 11/15/02              Baa3       2,476                                2,405

MBNA Corp. 6.34% 6/2/03           Baa2       2,900                                2,886

Mellon Financial Co. 9.25%        A3         4,000                                4,291
8/15/01

Merita Bank Ltd. yankee 6.5%      A3         12,000                               11,983
1/15/06

National Westminster Bancorp      Aa3        12,335                               13,950
9.375% 11/15/03

National Westminster Bank PLC     Aa3        2,750                                2,946
9.45% 5/1/01

NationsBank Corp. 6.5% 8/15/03    Aa3        4,000                                4,081

NationsBank NA 5.75% 3/1/04       Aa2        5,000                                4,979

Popular, Inc.:

6.2% 4/30/01                      A3         7,360                                7,341

6.4% 8/25/00                      A3         8,120                                8,141

Provident Bank 6.375% 1/15/04     Baa2       3,250                                3,246

Providian National Bank:

6.25% 5/7/01                      Baa3       12,300                               12,326

6.7% 3/15/03                      Baa3       10,000                               10,031

Shawmut National Corp. 7.2%       A3         7,610                                7,903
4/15/03

Signet Bank 7.8% 9/15/06          A1         8,500                                9,209

Skandinaviska Enskilda Banken     A3         2,350                                2,491
yankee 8.45% 5/15/02

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Union Planters Corp. 6.75%        Baa2      $ 9,000                              $ 9,028
11/1/05

US Bank NA 5.25% 6/4/03           Aa3        13,750                               13,445

Zions Bancorp 8.625% 10/15/02     Baa1       3,900                                4,175

                                                                                  347,014

CREDIT & OTHER FINANCE - 9.6%

Aristar, Inc. 6% 8/1/01           A3         15,000                               15,036

Associates Corp. of North
America:

5.75% 11/1/03                     Aa3        6,750                                6,691

5.875% 7/15/02                    Aa3        6,250                                6,252

6% 4/15/03                        Aa3        6,910                                6,927

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       21,680                               21,832

6.875% 1/16/01                    Baa3       7,080                                7,198

Citigroup, Inc.:

5.8% 3/15/04                      Aa2        18,000                               17,839

9.5% 3/1/02                       Aa2        2,000                                2,189

Countrywide Funding Corp.:

5.62% 10/16/00                    A3         8,000                                7,973

6.45% 2/27/03                     A3         15,900                               16,038

Edison Mission Energy Funding     Baa1       14,428                               14,608
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         3,150                                3,169
11/15/01

Finova Capital Corp.:

6.12% 5/28/02                     Baa1       700                                  701

6.27% 9/29/00                     Baa1       4,340                                4,360

6.45% 6/1/00                      Baa1       6,170                                6,216

6.84% 8/8/00                      Baa1       7,420                                7,533

First Security Capital I          A3         15,000                               15,877
8.41% 12/15/26

Ford Motor Credit Co.:

5.125% 10/15/01                   A1         5,745                                5,677

6.5% 2/28/02                      A1         4,255                                4,329

6.625% 6/30/03                    A1         1,000                                1,023

7.5% 1/15/03                      A1         5,500                                5,768

General Motors Acceptance
Corp.:

5.5% 1/14/02                      A2         7,500                                7,440

6.625% 1/10/02                    A2         6,000                                6,114

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

GS Escrow Corp.:

7% 8/1/03                         Ba1       $ 5,000                              $ 5,018

7.125% 8/1/05                     Ba1        16,550                               16,676

Heller Financial, Inc.:

6.25% 3/1/01                      A3         8,200                                8,267

6.5% 5/15/00                      A3         10,915                               11,008

MCN Investment Corp. 6.82%        Baa3       9,400                                9,403
5/13/99

Money Store, Inc. 7.3% 12/1/02    A2         6,800                                7,111

Morgan Stanley Dean Witter &      Aa3        14,000                               14,453
Co. 6.875% 3/1/03

Norwest Financial, Inc.           Aa3        6,500                                6,358
5.375% 9/30/03

Popular North America, Inc.       A3         5,000                                5,027
6.625% 10/27/02

Sears Credit Account Master       Aaa        3,240                                3,272
Trust II 7% 1/15/04

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       16,840                               16,664

6.875% 11/15/28                   Baa1       13,555                               13,147

Toyota Motor Credit Corp.         Aa1        6,000                                5,917
5.625% 11/13/03

Trizec Finance Ltd. yankee        Baa3       13,146                               14,461
10.875% 10/15/05

Yorkshire Power Finance Ltd.      Baa2       15,000                               14,711
yankee 6.496% 2/25/08

                                                                                  342,283

INSURANCE - 0.8%

Metropolitan Life Insurance
Co.:

6.3% 11/1/03 (b)                  A1         4,500                                4,508

7% 11/1/05 (b)                    A1         5,000                                5,098

Western National Corp. 7.125%     A2         18,430                               19,196
2/15/04

                                                                                  28,802

SAVINGS & LOANS - 1.7%

Ahmanson (H.F.) & Co.:

5.88% 2/27/01                     A3         10,500                               10,514

7.875% 9/1/04                     Baa1       1,250                                1,319

Great Western Financial Corp.     A3         11,200                               11,285
6.375% 7/1/00

Home Savings of America FSB       A3         10,300                               10,183
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       7,030                                7,052

7% 6/13/02                        Baa3       10,400                               10,643

Sovereign Bancorp, Inc.           Ba1        10,300                               10,309
6.625% 3/15/01

                                                                                  61,305

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 1.5%

Amvescap PLC:

yankee 6.375% 5/15/03             A3        $ 15,650                             $ 15,651

yankee 6.6% 5/15/05               A3         10,950                               10,791

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         5,220                                5,254

6.6% 7/15/02 (b)                  A1         4,200                                4,253

Merrill Lynch & Co., Inc.         Aa3        15,000                               14,951
5.71% 1/15/02

                                                                                  50,900

TOTAL FINANCE                                                                     830,304

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Tyco International Group SA:

6.125% 11/1/08                    Baa1       10,000                               9,706

yankee:

6.125% 6/15/01                    Baa1       12,500                               12,576

6.375% 6/15/05                    Baa1       12,420                               12,531

TOTAL INDUSTRIAL MACHINERY &                                                      34,813
EQUIPMENT

MEDIA & LEISURE - 3.9%

BROADCASTING - 2.3%

Continental Cablevision, Inc.:

8.5% 9/15/01                      Baa3       14,000                               14,745

9% 9/1/08                         Baa3       1,000                                1,172

Cox Communications, Inc. 6.5%     Baa2       1,500                                1,525
11/15/02

Hearst-Argyle Television,         Baa3       15,250                               15,453
Inc. 7% 11/15/07

TCI Communications, Inc.:

8.25% 1/15/03                     A2         8,545                                9,229

9.8% 2/1/12                       A2         10,000                               12,883

Time Warner, Inc.:

7.95% 2/1/00                      Baa3       15,920                               16,202

7.975% 8/15/04                    Baa3       9,000                                9,696

                                                                                  80,905

ENTERTAINMENT - 0.9%

Paramount Communications,         Baa3       8,150                                8,428
Inc. 7.5% 1/15/02

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Viacom, Inc.:

6.75% 1/15/03                     Baa3      $ 16,898                             $ 17,198

7.75% 6/1/05                      Baa3       6,970                                7,383

                                                                                  33,009

PUBLISHING - 0.7%

News America Holdings, Inc.:

8.5% 2/15/05                      Baa3       2,080                                2,277

8.625% 2/1/03                     Baa3       4,000                                4,318

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       3,445                                3,662

8.375% 3/15/23                    Baa2       4,500                                5,222

10.15% 5/1/12                     Baa2       8,090                                10,450

                                                                                  25,929

TOTAL MEDIA & LEISURE                                                             139,843

NONDURABLES - 1.9%

BEVERAGES - 0.9%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       10,345                               10,314

6.625% 12/15/05                   Baa3       20,000                               20,042

                                                                                  30,356

FOODS - 0.3%

ConAgra, Inc. 5.5% 10/15/02       Baa1       12,000                               11,820

TOBACCO - 0.7%

Imperial Tobacco Overseas Bv      Baa2       18,000                               17,864
7.125% 4/1/09

Philip Morris Companies, Inc.:

7.75% 5/1/99                      A2         1,535                                1,535

9.25% 2/15/00                     A2         5,909                                6,070

                                                                                  25,469

TOTAL NONDURABLES                                                                 67,645

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 2.4%

DRUG STORES - 0.5%

Rite Aid Corp.:

5.5% 12/15/00 (b)                 Baa1      $ 7,500                              $ 7,425

6% 12/15/05 (b)                   Baa1       8,000                                7,655

                                                                                  15,080

GENERAL MERCHANDISE STORES -
1.8%

Dayton Hudson Corp.:

6.8% 10/1/01                      A3         16,500                               16,895

9.65% 6/15/00                     Baa1       2,000                                2,092

9.75% 7/1/02                      A3         2,200                                2,444

10% 12/1/00                       A3         9,328                                9,940

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2       9,300                                9,393

8.125% 10/15/02                   Baa2       6,200                                6,595

8.5% 6/15/03                      Baa2       15,700                               17,047

                                                                                  64,406

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

USA Networks, Inc./USANI LLC      Ba1        4,350                                4,328
6.75% 11/15/05 (b)

TOTAL RETAIL & WHOLESALE                                                          83,814

SERVICES - 0.6%

ADVERTISING - 0.6%

Clear Channel Communications,
Inc.:

6.625% 6/15/08                    Baa3       16,250                               16,109

6.875% 6/15/18                    Baa3       6,390                                6,116

                                                                                  22,225

TECHNOLOGY - 1.3%

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Comdisco, Inc.:

5.75% 2/15/01                     Baa1       19,700                               19,613

6% 1/30/02                        Baa1       11,850                               11,839

6.04% 6/29/00                     Baa1       5,000                                5,020

6.45% 11/13/00                    Baa1       1,500                                1,514

6.65% 11/13/01                    Baa1       3,000                                3,037

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

9.3% 6/27/00                      Baa2      $ 2,950                              $ 3,067

9.45% 6/8/00                      Baa2       1,740                                1,811

                                                                                  45,901

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 0.4%

Continental Airlines, Inc.        Baa1       8,007                                8,060
Pass Through Trust
Certificates 7.42% 10/1/08

United Air Lines, Inc. 9%         Baa3       5,450                                5,949
12/15/03

                                                                                  14,009

RAILROADS - 1.7%

Burlington Northern Santa Fe      Baa2       19,000                               19,147
Corp. 6.53% 7/15/37

Canadian National Railway Co.     Baa2       8,650                                8,443
6.9% 7/15/28

CSX Corp.:

6.46% 6/22/05                     Baa2       8,500                                8,505

7.05% 5/1/02                      Baa2       5,000                                5,127

Union Pacific 6.34% 11/25/03      Baa3       10,000                               10,012

Wisconsin Central                 Baa2       9,370                                9,265
Transportation Corp. 6.625%
4/15/08

                                                                                  60,499

TOTAL TRANSPORTATION                                                              74,508

UTILITIES - 4.6%

CELLULAR - 0.9%

360 Degrees Communications        A2         5,000                                5,183
Co. 7.125% 3/1/03

Cable & Wireless
Communications PLC:

6.375% 3/6/03                     Baa1       20,490                               20,534

6.625% 3/6/05                     Baa1       5,600                                5,643

                                                                                  31,360

ELECTRIC UTILITY - 1.1%

Avon Energy Partners Holdings     Baa2       21,000                               21,228
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.        Baa3       7,945                                8,078
6.875% 3/1/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Philadelphia Electric Co.:

6.5% 5/1/03                       Baa1      $ 4,800                              $ 4,899

8% 4/1/02                         Baa1       4,050                                4,281

                                                                                  38,486

GAS - 1.5%

Cms Panhandle Holding Co.:

6.125% 3/15/04 (b)                Baa3       6,250                                6,250

7% 7/15/29 (b)                    Baa3       4,750                                4,750

Columbia Gas System, Inc.         A3         5,328                                5,406
6.61% 11/28/02

Enserch Corp. 6.25% 1/1/03        Baa2       4,000                                4,021

InterNorth, Inc. 9.625%           Baa2       9,610                                11,084
3/15/06

K N Energy, Inc. 6.8% 3/1/08      Baa2       10,000                               10,190

Kern River Funding Corp.          A2         6,830                                6,895
6.42% 3/31/01 (b)

Southwest Gas Corp. 9.75%         Baa2       3,840                                4,209
6/15/02

                                                                                  52,805

TELEPHONE SERVICES - 1.1%

MCI WorldCom, Inc.:

6.125% 8/15/01                    Baa2       11,120                               11,190

6.25% 8/15/03                     Baa2       4,000                                4,028

6.4% 8/15/05                      Baa2       12,650                               12,803

8.875% 1/15/06                    Baa2       11,031                               11,850

                                                                                  39,871

TOTAL UTILITIES                                                                   162,522

TOTAL NONCONVERTIBLE BONDS                                                        1,639,860
(Cost $1,639,741)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 17.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 8.7%

Fannie Mae:

5.44% 1/24/01                     Aaa        4,755                                4,761

6.15% 12/10/07                    Aaa        10,000                               10,120

6.34% 10/16/07                    Aaa        10,000                               10,248

6.69% 8/7/01                      Aaa        3,000                                3,084

Federal Farm Credit Bank          Aaa        1,000                                1,001
5.54% 9/10/03

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa       $ 11,600                             $ 11,114

5.195% 9/11/01                    Aaa        7,100                                7,075

6.26% 9/24/04                     Aaa        3,500                                3,571

6.89% 4/6/04                      Aaa        4,465                                4,677

7.36% 7/1/04                      Aaa        19,335                               20,673

7.38% 8/5/04                      Aaa        5,890                                6,308

7.46% 9/9/04                      Aaa        5,070                                5,448

7.59% 3/10/05                     Aaa        3,010                                3,280

Financing Corp. Coupon Strip:

0% 12/6/03                        Aaa        2,168                                1,679

0% 10/5/05                        Aaa        1,000                                688

Freddie Mac:

5.85% 2/21/06                     Aaa        2,425                                2,436

7.93% 1/20/05                     Aaa        12,195                               13,466

8% 1/26/05                        Aaa        7,300                                8,086

8.115% 1/31/05                    Aaa        25,475                               28,369

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        4,088                                4,042

Series 1993 D, 5.23% 5/15/05      Aaa        3,101                                3,062

Series 1994 C, 6.61% 9/15/99      Aaa        85                                   86

Series 1995 A, 6.28% 6/15/04      Aaa        22,009                               22,341

Series 1996 A, 6.55% 6/15/04      Aaa        11,291                               11,534

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 B, 7.5% 1/26/06       Aaa        2,460                                2,607

Series 1997 A, 6.104% 7/15/03     Aaa        15,000                               15,129

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%            Aaa        8,498                                8,636
8/15/04 (callable)

Series 1996 A1, 6.726%            -          17,000                               17,410
9/15/10 (callable)

Series 1998-196A, 5.926%          -          10,321                               10,466
6/15/05

Private Export Funding Corp.:

secured:

5.8% 2/1/04                       Aaa        17,000                               17,066

6.62% 10/1/05                     Aaa        10,000                               10,277

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.:
- continued

5.31% 11/15/03 (b)                Aaa       $ 13,000                             $ 12,644

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.89% 8/15/05                     Aaa        7,917                                7,938

6.625% 8/15/03                    Aaa        15,800                               16,312

U.S. Department of Housing        Aaa        3,715                                3,982
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.66% 8/1/15

                                                                                  309,616

U.S. TREASURY OBLIGATIONS -
8.7%

U.S. Treasury Bond:

10.75% 5/15/03                    Aaa        69,900                               83,498

12% 8/15/13                       Aaa        41,700                               60,621

14% 11/15/11                      Aaa        62,800                               95,024

U.S. Treasury Notes:

5.75% 10/31/00                    Aaa        10,040                               10,139

6.375% 5/15/00                    Aaa        23,470                               23,800

7% 7/15/06                        Aaa        20,000                               21,872

7.875% 8/15/01                    Aaa        13,000                               13,760

                                                                                  308,714

TOTAL U.S. GOVERNMENT AND                                                         618,330
GOVERNMENT AGENCY OBLIGATIONS
(Cost $618,986)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 11.8%



FANNIE MAE - 6.4%

6% 2/1/29                         Aaa        14,108                               13,671

6.5% 3/1/26 to 1/1/29 (f)         Aaa        120,913                              120,119

7% 7/1/25 to 4/1/29               Aaa        20,639                               20,912

7.5% 8/1/13 to 12/1/28            Aaa        57,778                               59,393

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

7.5% 5/1/29 (c)                   Aaa       $ 12,585                             $ 12,939

12.5% 8/1/13 to 8/1/15            Aaa        190                                  219

                                                                                  227,253

FREDDIE MAC - 0.1%

7% 4/1/01 to 5/1/05               Aaa        4,408                                4,429

8.5% 6/1/13                       Aaa        59                                   62

                                                                                  4,491

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.3%

6.5% 5/15/29 (c)                  Aaa        60,000                               59,663

7% 8/15/25 to 12/15/28            Aaa        125,104                              126,946

7.5% 3/15/28                      Aaa        776                                  800

8% 5/15/22                        Aaa        15                                   15

9.5% 9/15/09 to 10/15/15          Aaa        85                                   91

10% 12/15/13 to 8/15/17           Aaa        175                                  189

                                                                                  187,704

TOTAL U.S. GOVERNMENT AGENCY                                                      419,448
- MORTGAGE SECURITIES
(Cost $421,528)

ASSET-BACKED SECURITIES - 11.4%



Aesop Funding II LLC 6.22%        Aaa        14,800                               14,879
10/20/01 (b)

American Express Master Trust     Aaa        12,000                               12,009
5.9% 5/15/03

BankAmerica Manufacturing
Housing Contract:

6.11% 1/10/08                     Aaa        10,000                               10,022

6.2% 4/10/09                      Aaa        7,930                                7,944

Boatmens Auto Trust 6.35%         A2         2,820                                2,820
10/15/01

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        12,420                               12,528

6.57% 3/15/01                     Aa3        7,200                                7,235

Case Equipment Loan Trust         Aa2        4,370                                4,373
5.85% 2/15/03

Chase Manhattan Auto Owner        Aaa        10,000                               10,047
Trust 5.85% 5/15/03

Chase Manhattan Grantor Trust     A3         1,839                                1,856
6.76% 9/15/02

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        6,520                                6,532

6.2% 3/20/04                      Aaa        8,317                                8,357

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CIT Marine Trust 5.8% 4/15/10     Aaa       $ 6,000                              $ 5,928

Citibank Credit Card Master       A1         15,000                               14,998
Trust I 5.875% 1/15/03

CPS Auto Grantor Trust:

6.55% 8/15/02                     Aaa        3,995                                4,024

6.7% 2/15/02                      Aaa        1,938                                1,950

CS First Boston Mortgage
Securities Corp.:

6.05% 6/15/27                     Aaa        5,308                                5,311

7% 3/15/27                        Aaa        6,000                                6,065

Dayton Hudson Credit Card         Aaa        4,500                                4,484
Master Trust 5.9% 5/25/06

Discover Card Master Trust I      Aaa        7,500                                7,519
5.75% 10/16/03

Fidelity Funding Auto Trust       Aaa        2,358                                2,384
6.99% 11/15/02 (b)

Ford Credit Auto Owner Trust:

5.95% 10/15/02                    A2         15,500                               15,514

6.2% 12/15/02                     Baa3       7,080                                7,037

6.4% 12/15/02                     Baa3       3,810                                3,800

Green Tree Financial Corp.:

6.1% 4/15/27                      Aaa        1,221                                1,222

6.45% 5/15/27                     Aaa        386                                  386

6.68% 1/15/29                     AAA        20,000                               20,244

6.7% 5/15/27                      Aaa        9,220                                9,272

7.15% 7/15/27                     Aaa        3,000                                3,026

Green Tree Lease Finance LLC      A          4,000                                3,991
6.66% 10/20/04

Key Auto Finance Trust:

6.25% 10/15/03                    Aaa        6,975                                7,056

6.65% 10/15/03                    Baa3       2,202                                2,219

KeyCorp Auto Grantor Trust        A3         83                                   83
5.8% 7/15/00

MBNA Master Credit Card Trust     Aaa        16,500                               17,006
II 6.55% 1/15/07

Newcourt Equipment Trust          Aaa        18,000                               17,896
Securities sequential pay
Series 1998-1 Class A3,
5.24% 12/20/02

Olympic Automobile
Receivables Trust:

6.125% 11/15/04                   Aaa        4,009                                4,008

6.4% 9/15/01                      Aaa        6,969                                6,951

Onyx Acceptance Grantor Trust     Aaa        5,984                                6,022
6.2% 6/15/03

Petroleum Enhanced Trust          Baa2       12,313                               12,236
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(d)

Premier Auto Trust 6.35%          A3         10,800                               10,817
7/6/00

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Railcar Trust 7.75% 6/1/04        Aaa       $ 9,601                              $ 10,097

Reliance Auto Receivables         Aaa        1,724                                1,723
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 2/16/06                      Aaa        14,275                               14,400

6.5% 10/15/03                     Aaa        12,349                               12,388

Tranex Auto Receivables Owner     Aaa        7,262                                7,296
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        7,862                                7,788
Trust 5.98% 9/17/05

Union Acceptance Corp. 7.075%     Baa2       504                                  504
7/10/02

Western Financial Grantor
Trust:

5.875% 3/1/02                     Aaa        6,109                                6,095

6.05% 11/1/00                     Aaa        1,081                                1,092

WFS Financial Owner Trust:

6.4% 7/20/02                      Aaa        13,920                               13,946

6.9% 12/20/03                     Aaa        13,870                               13,749

7.05% 11/20/03                    Aaa        16,894                               16,915

TOTAL ASSET-BACKED SECURITIES                                                     406,044
(Cost $404,857)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%



U.S. GOVERNMENT AGENCY - 0.2%

Freddie Mac planned               Aaa        8,500                                8,173
amortization class  Series
1380 Class L, 5% 10/15/07
(Cost $8,401)

COMMERCIAL MORTGAGE
SECURITIES - 4.3%



Allied Capital Commercial         Aaa        11,893                               11,875
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       11,499                               11,497
1999-S1A, 7.0925% 2/28/14
(b)(d)

Commercial Mortgage Asset         Aaa        2,000                                2,003
Trust sequential pay Series
1999-C1 Class A3, 6.64%
9/17/10

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          12,076                               12,054
1997-SPICE Class A, 6.653%
8/20/36 (b)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CS First Boston Mortgage
Securities Corp.: - continued

Series 1995-WF1 Class A-2,        AAA       $ 12,840                             $ 12,816
6.648% 12/21/27

Series 1998 FLI Class E,          Baa2       15,000                               14,667
5.7888% 1/10/13 (b)(d)

Deutsche Mortgage & Asset         Baa2       10,000                               9,334
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance         Aaa        11,179                               11,238
Corp. Remic Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

FMAC Loan Receivables Trust       Aaa        4,809                                4,740
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

GS Mortgage Securities Corp.      Aaa        16,070                               16,546
II Series 1997-GL Class
A2-B, 6.86% 7/13/30

Kidder Peabody Acceptance         Aaa        795                                  793
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        9,824                                9,592
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (b)

Midland Realty Acceptance         Aaa        4,844                                4,863
Corp. sequential pay Series
1997-C1 Class A1, 7.315%
4/25/03

Resolution Trust Corp. Series     Baa2       2,691                                2,656
1995-C2 Class D, 7% 5/25/27

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        2,060                                2,049
Class A-2A, 7.75% 2/25/28

Series 1996-C3 Class B,           A+         208                                  207
7.125% 6/25/30 (b)(d)

Thirteen Affiliates of            A2         20,000                               19,931
General Growth Properties,
Inc. Series 1 Class C-1,
6.762% 12/15/07 (b)

Wells Fargo Capital Markets       Aaa        6,856                                6,941
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                         153,802
SECURITIES
(Cost $154,494)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 4.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Alberta Province yankee           Aa2       $ 9,000                              $ 9,321
9.25%, 4/1/00 (e)

Chile, Republic of 6.875%         Baa1       8,550                                8,405
4/28/09 (e)

Korean Republic:

8.75% 4/15/03 (e)                 Baa3       7,850                                8,252

8.875% 4/15/08 (e)                Baa3       16,930                               18,322

Manitoba Province yankee          Aa3        26,500                               27,416
6.875% 9/15/02 (e)

Nova Scotia Province yankee       A3         17,033                               18,769
9.375% 7/15/02 (e)

Ontario Province yankee:

global 7.75% 6/4/02 (e)           Aa3        11,000                               11,636

7.375% 1/27/03 (e)                Aa3        7,500                                7,909

8% 10/17/01 (e)                   Aa3        3,200                                3,374

Quebec Province:

7% 1/30/07 (e)                    A2         9,500                                9,968

yankee 6.5% 1/17/06 (e)           A2         10,000                               10,187

State of Israel yankee 7.25%      A3         21,000                               19,377
12/15/28 (e)

TOTAL FOREIGN GOVERNMENT AND                                                      152,936
GOVERNMENT AGENCY OBLIGATIONS
(Cost $154,146)


CASH EQUIVALENTS - 4.4%

                                              MATURITY AMOUNT (000S)

Investments in repurchase                   $ 155,254                             155,190
agreements  (U.S. Government
obligations), in a joint
trading account at 4.95%,
dated 4/30/99 due 5/3/99
(Cost $155,190)

TOTAL INVESTMENT IN                                                             $ 3,553,783
SECURITIES - 100%
(Cost $3,557,343)


LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $296,489,000 or 8.4% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(f) A portion of these securities were sold on a delayed delivery or when-issued basis.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        62.2%  AAA, AA, A    59.7%

Baa               29.5%  BBB           28.7%

Ba                1.3%   BB            1.5%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.1%.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    89.0%

Canada                      3.8

United Kingdom              2.2

Korea (South)               1.3

Others (individually less   3.7
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $3,557,610,000. Net unrealized depreciation aggregated $3,827,000, of which $21,763,000 related to appreciated investment securities and $25,590,000 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $13,214,000 of which $7,401,000 and $5,813,000 will expire on April 30, 2005 and 2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        APRIL 30, 1999

ASSETS

Investment in securities, at                $ 3,553,783
value (including repurchase
agreements of $155,190)
(cost $3,557,343) -  See
accompanying schedule

Commitment to sell securities   $ (59,662)
on a delayed delivery basis

Receivable for securities        60,007      345
sold on a delayed delivery
basis

Receivable for investments                   20,971
sold, regular delivery

Cash                                         1,749

Receivable for fund shares                   6,190
sold

Interest receivable                          50,387

Other receivables                            10

 TOTAL ASSETS                                3,633,435

LIABILITIES

Payable for investments          35,486
purchased Regular delivery

 Delayed delivery                73,232

Payable for fund shares          7,197
redeemed

Distributions payable            576

Accrued management fee           1,253

Other payables and accrued       847
expenses

 TOTAL LIABILITIES                           118,591

NET ASSETS                                  $ 3,514,844

Net Assets consist of:

Paid in capital                             $ 3,537,169

Distributions in excess of                   (5,630)
net investment income

Accumulated undistributed net                (13,480)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (3,215)
(depreciation) on investments

NET ASSETS, for 346,336                     $ 3,514,844
shares outstanding

NET ASSET VALUE, offering                    $10.15
price and redemption price
per share ($3,514,844
(divided by) 346,336 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS            YEAR
                                ENDED APRIL 30, 1999

INVESTMENT INCOME                          $ 221,934
Interest

EXPENSES

Management fee                  $ 14,446

Transfer agent fees              6,589

Accounting fees and expenses     708

Non-interested trustees'         22
compensation

Custodian fees and expenses      90

Registration fees                237

Audit                            27

Legal                            11

Miscellaneous                    6

 Total expenses before           22,136
reductions

 Expense reductions              (327)      21,809

NET INVESTMENT INCOME                       200,125

REALIZED AND UNREALIZED GAIN                15,527
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (24,343)

 Delayed delivery commitments    345        (23,998)

NET GAIN (LOSS)                             (8,471)

NET INCREASE (DECREASE) IN                 $ 191,654
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 200,125                  $ 200,084
income

 Net realized gain (loss)         15,527                     6,093

 Change in net unrealized         (23,998)                   57,252
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       191,654                    263,429
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (199,034)                  (200,163)
from net investment income

Share transactions Net            2,461,866                  2,114,281
proceeds from sales of shares

 Reinvestment of distributions    191,145                    192,062

 Cost of shares redeemed          (2,223,191)                (2,360,590)

 NET INCREASE (DECREASE) IN       429,820                    (54,247)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       422,440                    9,019
IN NET ASSETS

NET ASSETS

 Beginning of period              3,092,404                  3,083,385

 End of period (including        $ 3,514,844                $ 3,092,404
distributions in excess of
net investment income of
$5,630 and $7,383,
respectively)

OTHER INFORMATION
Shares

 Sold                             240,581                    208,417

 Issued in reinvestment of        18,681                     18,954
distributions

 Redeemed                         (217,232)                  (232,678)

 Net increase (decrease)          42,030                     (5,307)


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.160  $ 9.960   $ 10.050  $ 10.030  $ 10.230
of period

Income from Investment            .613 B    .646 B    .647 B    .684      .591
Operations Net investment
income

Net realized and unrealized       (.013)    .200      (.060)    (.004)    (.074)
gain (loss)

Total from investment             .600      .846      .587      .680      .517
operations

Less Distributions

From net investment income        (.610)    (.646)    (.647)    (.660)    (.598)

From net realized gain            -         -         (.030)    -         -

In excess of net realized gain    -         -         -         -         (.100)

Return of capital                 -         -         -         -         (.019)

Total distributions               (.610)    (.646)    (.677)    (.660)    (.717)

Net asset value, end of period   $ 10.150  $ 10.160  $ 9.960   $ 10.050  $ 10.030

TOTAL RETURN A                    6.03%     8.70%     6.02%     6.85%     5.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,515   $ 3,092   $ 3,083   $ 2,881   $ 2,463
(in millions)

Ratio of expenses to average      .66%      .66%      .71%      .73%      .68%
net assets

Ratio of expenses to average      .65% C    .65% C    .69% C    .71% C    .68%
net assets after expense
reductions

Ratio of net investment           6.00%     6.37%     6.46%     6.48%     6.31%
income to average net assets

Portfolio turnover rate           108%      90%       116%      169%      75%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Intermediate Bond Fund(the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES - CONTINUED

are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,771,678,000 and $3,470,615,000, respectively, of which U.S. government and government agency obligations aggregated
$2,242,781,000 and $1,864,854,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $20,000 and $307,000 respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fidelity Intermediate Bond Fund as of April 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1998, and the financial highlights for each of the years in the four-year period ended April 30, 1998 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 8, 1999

OTHER FUND INFORMATION


CHANGE IN INDEPENDENT AUDITOR. Based on the recommendation of the Audit Committee of Fidelity Intermediate Bond Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended April 30, 1999. For the fiscal years ended April 30, 1998 and April 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreement in connection with its report.

DISTRIBUTIONS


A total of 11.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Money
 Management, Inc., Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

IBF-ANN-0699  78027
1.703559.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
LARGE CAP STOCK
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   18  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  22  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  26  The auditors' opinion.
ACCOUNTANTS

OTHER INFORMATION      27

DISTRIBUTIONS          28

OF SPECIAL NOTE        29

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK          29.48%       148.25%

S&P 500 (registered trademark)    21.82%       160.25%

Growth Funds Average              15.05%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on June 22, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,035 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK      29.48%       26.58%

S&P 500                       21.82%       28.14%

Growth Funds Average          15.05%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Large Cap Stock             S&P 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                     9890.40
  1995/07/31      10260.00                    10218.37
  1995/08/31      10330.00                    10244.01
  1995/09/30      10720.00                    10676.31
  1995/10/31      10590.00                    10638.20
  1995/11/30      10990.00                    11105.21
  1995/12/31      11079.92                    11319.10
  1996/01/31      11420.84                    11704.40
  1996/02/29      11621.38                    11812.90
  1996/03/31      11661.49                    11926.66
  1996/04/30      11751.73                    12102.46
  1996/05/31      12022.46                    12414.58
  1996/06/30      12092.09                    12461.88
  1996/07/31      11488.55                    11911.32
  1996/08/31      11859.14                    12162.53
  1996/09/30      12653.28                    12847.03
  1996/10/31      12843.88                    13201.35
  1996/11/30      13786.26                    14199.24
  1996/12/31      13467.54                    13917.96
  1997/01/31      14145.76                    14787.55
  1997/02/28      13919.69                    14903.49
  1997/03/31      13219.93                    14291.10
  1997/04/30      13790.50                    15144.28
  1997/05/31      14727.09                    16066.26
  1997/06/30      15282.77                    16786.03
  1997/07/31      16456.64                    18121.70
  1997/08/31      15875.30                    17106.52
  1997/09/30      16736.14                    18043.44
  1997/10/31      16110.07                    17440.79
  1997/11/30      16523.72                    18248.13
  1997/12/31      16794.67                    18561.45
  1998/01/31      16841.29                    18766.74
  1998/02/28      18158.29                    20120.19
  1998/03/31      19044.06                    21150.55
  1998/04/30      19172.26                    21363.32
  1998/05/31      18845.92                    20996.09
  1998/06/30      20032.51                    21848.95
  1998/07/31      20100.00                    21616.26
  1998/08/31      17076.23                    18490.98
  1998/09/30      18561.12                    19675.51
  1998/10/31      19749.03                    21275.92
  1998/11/30      21085.43                    22565.45
  1998/12/31      22921.29                    23865.67
  1999/01/31      24392.68                    24863.73
  1999/02/28      23447.75                    24090.97
  1999/03/31      24811.15                    25054.85
  1999/04/30      24824.65                    26025.22
IMATRL PRASUN   SHR__CHT 19990430 19990512 103138 R00000000000050

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have grown to $24,825 - a 148.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $26,025 - a 160.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Powerful momentum in stock prices
and overwhelming investor
confidence provided the backdrop
for the surge in large-cap stock
prices during the 12-month period
that ended April 30, 1999.
Following the July through October
1998 correction, investor
confidence was bolstered by a
near-perfect economic environment
of strong domestic growth, low
interest rates, benign inflation and
improving overseas markets. The
hype surrounding equities was
greatest in the technology sector,
most notably Internet stocks.
Pharmaceutical, finance and
telecommunications shares also
performed well. Late in the period,
economically sensitive cyclical stocks
outperformed other sectors as
investors worried about the
potential threat of inflation due to
strong economic indicators in the
U.S. and signs that global markets
were beginning to turn around.
Approximately one month after
surpassing the 10,000 level late in
March, the Dow Jones Industrial
Average was flirting with 11,000. As
market leadership broadened
into cyclical stocks and
value-oriented sectors, the surge in
stock prices drove the Dow Jones
Industrials, Standard & Poor's 500
and NASDAQ indexes up 21.06%,
21.82% and 36.10%, respectively,
for the year. The phenomenal
performance of a narrow group of
large-cap growth stocks, however,
masked the weak results of the
overall market as the average stock
on the New York Stock Exchange
posted negative returns during the
period.

(photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity
Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the 12 months that ended April 30, 1999, the fund returned
29.48%. The growth funds average, as tracked by Lipper Inc., was 15.05% for the same period, while the Standard & Poor's 500 Index returned 21.82% over the past year.

Q. CLEARLY, THE FUND BENEFITED FROM A MARKET THAT CONTINUED TO FAVOR LARGE-CAPITALIZATION STOCKS. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?

A. One reason the fund outperformed its peers and the S&P 500 index was that it continued to have a larger weighting in some of the market's largest-cap stocks - the top performers over the period - than did its competitors and the index. A good example of this is General Electric, the fund's top holding at the end of the period and one of the largest capitalization companies in the world. During the period, GE's earnings growth continued to beat expectations. It benefited from management's efforts to streamline its product line and cut costs. The other factors that boosted the fund's performance were good stock selection and strong sector allocation.

Q. YOU MENTIONED GENERAL ELECTRIC. WHAT OTHER STOCKS HELPED THE FUND
PERFORM WELL?

A. Another top-10 holding, Microsoft, was the strongest contributor to the fund over the period. The company continued to meet or exceed investors' expectations. America Online, which also was one of the fund's biggest holdings, was a terrific growth stock. AOL is an incredible franchise that derives the great majority of its revenue from subscriber fees, which provided a steady revenue stream over the period. In addition, it has become a brand name with extremely loyal members and is on the leading edge of electronic commerce. Another strong-performing top holding was Cisco Systems, the leader in the switching business - a business that's becoming synonymous with Internet-related industries. Its product development was phenomenal, and the company produced earnings that met or beat market expectations.

Q. FROM THAT LIST OF COMPANY NAMES, IT APPEARS THAT THE FUND STRONGLY BENEFITED FROM ITS HOLDINGS IN THE TECHNOLOGY SECTOR . . .

A. That's true, especially because the fund was overweighted in the technology sector versus both the S&P 500 index and its peers over the period. Since the focus of this fund is growth, and the leading growth sector over the period was technology, I placed strong emphases on many aspects of the sector, including software, storage, telecommunications and the Internet. The fund also benefited from owning the largest-cap companies in those industries - the technology stocks that performed the best over the period.

Q. WHAT OTHER SECTORS WERE STRONG PERFORMERS?

A. I was double the weight of my peers and the S&P 500 index in the health care sector, a move that paid off for the fund. Health care - along with technology - was one of the areas where there were large-cap companies with growth rates twice that of the S&P 500. I held both pharmaceutical companies, such as Merck, and medical device companies, such as Johnson & Johnson, to take advantage of the sector's earnings acceleration.

Q. DO YOU REGRET ANY OF THE INVESTMENT CHOICES YOU MADE OVER THE
PERIOD?

A. Sure. While there were no stocks that were major detractors, some of the fund's utility holdings had a tough time. Alcatel, a French telecommunications company, and Northern Telecom, an equipment supplier, were hurt when orders for big pieces of telecommunications equipment fell through or were postponed. At the end of the period, the fund did not hold either of these stocks

Q. KAREN, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. I think we are seeing some type of worldwide economic recovery underway, and, as a result, cyclical stocks - those stocks that tend to perform well when the general economy is strong - are performing better. Overall, however, the market seems to be in a revolving pattern. By this I mean that market leadership is moving from big growth stocks, like communication and technology stocks, to cyclicals and back again. Ultimately, I will have to live with that volatility and be comfortable with the fundamentals of the positions I own. I will continue to look for companies with earnings acceleration underway that I think will result in higher stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek long-term
growth of capital by investing
in companies with market
capitalization greater than
$1 billion at the time of
investment

FUND NUMBER: 338

TRADING SYMBOL: FLCSX

START DATE: June 22, 1995

SIZE: as of April 30, 1999,
more than $633 million

MANAGER: Karen Firestone,
since 1998; manager,
Fidelity Advisor Large Cap
Fund, since 1998; several
Fidelity Select Portfolios,
1986-1997; joined Fidelity in
1983

KAREN FIRESTONE ON THE
UTILITY SECTOR:

"To me, the term `utilities' is just a
pseudonym for
telecommunications, and the
telecommunications industry -
whether you're talking about
long-distance carriers or cable
companies - is now competing in
the same universe as the Internet.
As a result, we can no longer look at
utilities as just phone companies:
They are now providers of very
high-speed telecommunications,
which are a critical component of
the technology revolution. As a
result, the line between utilities and
technology is constantly blurring,
and I expect to see even more of
this going forward.

"MCI Worldcom, one of the fund's
top holdings over the period, helped
the fund's utility stocks outperform
those held by the S&P 500 index.
Investors were enthusiastic about
the giant telecommunications
company because it was expected
to benefit heavily from increased
data traffic due to the Internet."
(solid bullet) Over the period, the fund held a much lower percentage of stocks in the financial sector than did its peers, which benefited the fund over the period since the sector turned in a relatively weak performance. The fund manager preferred to wait on the sidelines because she believed that financial markets would be negatively affected by economic slowdowns in
Asia and some Third World
countries.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            4.1                      3.5

Microsoft Corp.                 3.5                      3.4

Merck & Co., Inc.               2.8                      2.4

Intel Corp.                     2.4                      2.7

Cisco Systems, Inc.             2.1                      1.5

Johnson & Johnson               2.0                      1.4

Procter & Gamble Co.            1.9                      1.9

Pfizer, Inc.                    1.6                      1.9

Philip Morris Companies, Inc.   1.6                      2.5

America Online, Inc.            1.6                      0.9

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      22.3                     22.2

HEALTH                          18.7                     23.2

MEDIA & LEISURE                 10.3                     7.1

NONDURABLES                     9.8                      12.8

FINANCE                         8.0                      8.9


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999*

Stocks  95.4%
Short-term
investments 4.6%
*FOREIGN
INVESTMENTS 3.1%

Row: 1, Col: 1, Value: 95.40000000000001
Row: 1, Col: 2, Value: 4.6

AS OF OCTOBER 31, 1998**

Stocks  96.1%
Short-term
investments 3.9%
**FOREIGN
INVESTMENTS 4.8%

Row: 1, Col: 1, Value: 96.09999999999999
Row: 1, Col: 2, Value: 3.9




INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.4%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.3%

AEROSPACE & DEFENSE - 0.9%

Boeing Co.                        78,600                     $ 3,193,125

Cordant Technologies, Inc.        51,510                      2,375,899

                                                              5,569,024

DEFENSE ELECTRONICS - 0.4%

Raytheon Co. Class B              36,200                      2,543,050

TOTAL AEROSPACE & DEFENSE                                     8,112,074

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 0.9%

Monsanto Co.                      129,900                     5,877,975

PACKAGING & CONTAINERS - 1.1%

Crown Cork & Seal Co., Inc.       99,600                      3,237,000

Owens-Illinois, Inc. (a)          130,470                     3,783,630

                                                              7,020,630

TOTAL BASIC INDUSTRIES                                        12,898,605

DURABLES - 0.9%

CONSUMER DURABLES - 0.9%

Minnesota Mining &                63,300                      5,633,700
Manufacturing Co.

ENERGY - 4.2%

ENERGY SERVICES - 1.1%

Baker Hughes, Inc.                64,600                      1,929,925

Halliburton Co.                   57,500                      2,450,938

Schlumberger Ltd.                 44,200                      2,823,275

                                                              7,204,138

OIL & GAS - 3.1%

Exxon Corp.                       89,000                      7,392,563

Texaco, Inc.                      50,900                      3,193,975

Total SA sponsored ADR            66,500                      4,522,000

USX-Marathon Group                144,200                     4,506,250

                                                              19,614,788

TOTAL ENERGY                                                  26,818,926

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - 8.0%

BANKS - 2.0%

Bank of New York Co., Inc.        117,860                    $ 4,714,400

Bank One Corp.                    40,300                      2,377,700

BankBoston Corp.                  36,400                      1,783,600

Comerica, Inc.                    30,700                      1,997,419

U.S. Bancorp                      43,400                      1,608,513

                                                              12,481,632

CREDIT & OTHER FINANCE - 2.4%

American Express Co.              44,310                      5,790,763

Associates First Capital          92,200                      4,085,613
Corp. Class A

Fleet Financial Group, Inc.       84,000                      3,617,250

Household International, Inc.     38,900                      1,957,156

                                                              15,450,782

FEDERAL SPONSORED CREDIT - 2.0%

Fannie Mae                        106,400                     7,547,750

Freddie Mac                       78,200                      4,907,050

                                                              12,454,800

INSURANCE - 1.4%

American International Group,     43,300                      5,085,044
Inc.

CIGNA Corp.                       30,700                      2,676,656

Hartford Financial Services       21,800                      1,284,838
Group, Inc.

                                                              9,046,538

SAVINGS & LOANS - 0.2%

Dime Bancorp, Inc.                61,700                      1,422,956

TOTAL FINANCE                                                 50,856,708

HEALTH - 18.7%

DRUGS & PHARMACEUTICALS - 13.5%

American Home Products Corp.      113,240                     6,907,640

Amgen, Inc. (a)                   92,800                      5,701,400

Banyu Pharmaceutical Co. Ltd.     99,000                      1,824,426

Bristol-Myers Squibb Co.          122,100                     7,760,981

Genentech, Inc. (special) (a)     20,200                      1,709,425

Genzyme Corp. (General            59,600                      2,249,900
Division)

Lilly (Eli) & Co.                 134,700                     9,917,288

Merck & Co., Inc.                 255,940                     17,979,785

Pfizer, Inc.                      91,800                      10,562,738

Pharmacia & Upjohn, Inc.          76,500                      4,284,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

QLT PhotoTherapeutics, Inc.       30,600                     $ 1,389,286
(a)

Quintiles Transnational Corp.     85,400                      3,464,038
(a)

Schering-Plough Corp.             116,960                     5,650,630

SmithKline Beecham PLC            45,800                      3,008,488
sponsored ADR

Warner-Lambert Co.                23,900                      1,623,706

Watson Pharmaceuticals, Inc.      55,500                      2,247,750
(a)

                                                              86,281,481

MEDICAL EQUIPMENT & SUPPLIES
- 4.8%

Abbott Laboratories               150,100                     7,270,469

Baxter International, Inc.        55,700                      3,509,100

Boston Scientific Corp. (a)       72,700                      3,094,294

Guidant Corp.                     64,100                      3,441,369

Johnson & Johnson                 129,200                     12,597,000

Medtronic, Inc.                   11,800                      848,863

                                                              30,761,095

MEDICAL FACILITIES MANAGEMENT
- 0.4%

United HealthCare Corp.           40,700                      2,284,288

TOTAL HEALTH                                                  119,326,864

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 4.4%

General Electric Co.              251,380                     26,520,573

General Instrument Corp. (a)      50,400                      1,839,600

                                                              28,360,173

MEDIA & LEISURE - 10.3%

BROADCASTING - 4.9%

AT&T Corp. (Liberty Media         62,612                      3,999,342
Group) Class A (a)

Cablevision Systems Corp.         53,000                      4,100,875
Class A (a)

CBS Corp. (a)                     164,700                     7,504,144

Comcast Corp. Class A             114,500                     7,521,219
(special)

MediaOne Group, Inc.              24,000                      1,957,500

TCA Cable TV, Inc.                58,300                      2,904,069

Time Warner, Inc.                 48,922                      3,424,540

                                                              31,411,689

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.9%

Disney (Walt) Co.                 257,900                    $ 8,188,325

Fox Entertainment Group, Inc.     161,900                     4,148,688

                                                              12,337,013

LEISURE DURABLES & TOYS - 0.5%

Hasbro, Inc.                      90,400                      3,084,900

PUBLISHING - 1.5%

New York Times Co. (The)          121,800                     4,202,100
Class A

Tribune Co.                       64,200                      5,356,688

                                                              9,558,788

RESTAURANTS - 1.5%

McDonald's Corp.                  169,700                     7,191,038

Tricon Global Restaurants,        36,200                      2,330,375
Inc. (a)

                                                              9,521,413

TOTAL MEDIA & LEISURE                                         65,913,803

NONDURABLES - 9.8%

BEVERAGES - 3.9%

Anheuser-Busch Companies,         84,700                      6,193,688
Inc.

Coca-Cola Co. (The)               146,700                     9,975,600

PepsiCo, Inc.                     236,640                     8,740,890

                                                              24,910,178

FOODS - 1.2%

Heinz (H.J.) Co.                  108,500                     5,065,594

Quaker Oats Co.                   38,800                      2,505,025

                                                              7,570,619

HOUSEHOLD PRODUCTS - 3.1%

Clorox Co.                        9,400                       1,084,525

Gillette Co.                      132,100                     6,893,969

Procter & Gamble Co.              128,500                     12,054,906

                                                              20,033,400

TOBACCO - 1.6%

Philip Morris Companies, Inc.     299,240                     10,492,103

TOTAL NONDURABLES                                             63,006,300

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - 6.6%

APPAREL STORES - 0.6%

Abercrombie & Fitch Co. Class     17,605                     $ 1,674,676
A (a)

Gap, Inc.                         28,400                      1,890,375

                                                              3,565,051

DRUG STORES - 1.2%

CVS Corp.                         53,200                      2,533,650

General Nutrition Companies,      94,600                      1,566,813
Inc. (a)

Walgreen Co.                      137,500                     3,695,313

                                                              7,795,776

GENERAL MERCHANDISE STORES -
2.9%

Dayton Hudson Corp.               83,100                      5,593,669

Federated Department Stores,      99,400                      4,640,738
Inc. (a)

Wal-Mart Stores, Inc.             182,000                     8,372,000

                                                              18,606,407

GROCERY STORES - 0.9%

Albertson's, Inc.                 35,300                      1,817,950

Safeway, Inc. (a)                 70,700                      3,813,381

                                                              5,631,331

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  109,400                     6,557,163

TOTAL RETAIL & WHOLESALE                                      42,155,728

SERVICES - 1.9%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             9,600                       1,342,200

Omnicom Group, Inc.               38,700                      2,805,750

Outdoor Systems, Inc. (a)         75,050                      1,890,322

TMP Worldwide, Inc. (a)           67,000                      4,505,750

WPP Group PLC sponsored ADR       21,800                      1,912,950

                                                              12,456,972

TECHNOLOGY - 22.3%

COMMUNICATIONS EQUIPMENT - 3.7%

Cisco Systems, Inc. (a)           119,135                     13,588,836

Lucent Technologies, Inc.         138,500                     8,327,313

Newbridge Networks Corp. (a)      52,300                      1,938,367

                                                              23,854,516

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- 10.2%

Affymetrix, Inc. (a)              79,300                     $ 3,241,388

Amazon.com, Inc. (a)              8,900                       1,531,356

America Online, Inc.              72,700                      10,377,925

At Home Corp. Series A (a)        19,900                      2,864,356

Automatic Data Processing,        98,600                      4,387,700
Inc.

Cadence Design Systems, Inc.      40,500                      549,281
(a)

Citrix Systems, Inc. (a)          49,800                      2,116,500

Electronic Data Systems Corp.     20,300                      1,091,125

Excite, Inc. (a)                  14,000                      2,044,000

First Data Corp.                  107,700                     4,570,519

International Business            12,300                      2,573,006
Machines Corp.

Legato Systems, Inc. (a)          37,300                      1,508,319

Microsoft Corp. (a)               278,200                     22,621,138

Siebel Systems, Inc. (a)          27,400                      1,053,188

Yahoo!, Inc. (a)                  28,100                      4,908,719

                                                              65,438,520

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Dell Computer Corp. (a)           124,800                     5,140,200

EMC Corp. (a)                     49,100                      5,348,831

Hewlett-Packard Co.               82,800                      6,530,850

Pitney Bowes, Inc.                19,220                      1,344,199

Softbank Corp.                    16,100                      2,142,980

                                                              20,507,060

ELECTRONIC INSTRUMENTS - 0.9%

Applied Materials, Inc. (a)       44,600                      2,391,675

KLA-Tencor Corp. (a)              27,800                      1,379,575

Perkin-Elmer Corp.                17,900                      1,935,438

                                                              5,706,688

ELECTRONICS - 4.3%

Altera Corp. (a)                  26,500                      1,914,625

Intel Corp.                       244,600                     14,966,463

Micron Technology, Inc. (a)       27,200                      1,009,800

Motorola, Inc.                    48,400                      3,878,050

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           45,100                     $ 4,605,838

Vitesse Semiconductor Corp.       16,100                      745,631
(a)

                                                              27,120,407

TOTAL TECHNOLOGY                                              142,627,191

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.9%

AMR Corp. (a)                     45,400                      3,169,488

Southwest Airlines Co.            66,300                      2,158,894

                                                              5,328,382

TRUCKING & FREIGHT - 0.4%

CNF Transportation, Inc.          63,300                      2,765,419

TOTAL TRANSPORTATION                                          8,093,801

UTILITIES - 3.7%

CELLULAR - 0.8%

AirTouch Communications, Inc.     13,600                      1,269,900
(a)

ALLTEL Corp.                      31,700                      2,137,769

Nextel Communications, Inc.       38,100                      1,559,719
Class A (a)

                                                              4,967,388

TELEPHONE SERVICES - 2.9%

AT&T Corp.                        77,250                      3,901,125

MCI WorldCom, Inc. (a)            73,707                      6,057,794

Metromedia Fiber Network,         22,700                      1,912,475
Inc. Class A (a)

SBC Communications, Inc.          41,300                      2,312,800

Sprint Corp. (FON Group)          46,800                      4,799,925

                                                              18,984,119

TOTAL UTILITIES                                               23,951,507

TOTAL COMMON STOCKS                                           610,212,352
(Cost $523,724,641)

CASH EQUIVALENTS - 4.6%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     29,665,459                 $ 29,665,459
(Cost $29,665,459)

TOTAL INVESTMENT IN                                          $ 639,877,811
SECURITIES - 100%
(Cost $553,390,100)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $557,292,440. Net unrealized appreciation aggregated $82,585,371, of which $97,537,159 related to appreciated investment securities and $14,951,788 related to depreciated investment securities.

The fund hereby designates approximately $12,561,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           APRIL 30, 1999

ASSETS

Investment in securities, at                $ 639,877,811
value (cost $553,390,100) -
See accompanying schedule

Receivable for investments                   4,821,514
sold

Receivable for fund shares                   4,515,391
sold

Dividends receivable                         315,940

Interest receivable                          136,835

 TOTAL ASSETS                                649,667,491

LIABILITIES

Payable for investments        $ 9,353,862
purchased

Payable for fund shares         6,746,973
redeemed

Accrued management fee          284,647

Other payables and accrued      232,527
expenses

 TOTAL LIABILITIES                           16,618,009

NET ASSETS                                  $ 633,049,482

Net Assets consist of:

Paid in capital                             $ 538,588,230

Undistributed net investment                 380,356
income

Accumulated undistributed net                7,593,311
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  86,487,585
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 34,423,736                  $ 633,049,482
shares outstanding

NET ASSET VALUE, offering                    $18.39
price and redemption price
per share ($633,049,482
(divided by) 34,423,736
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME                             $ 2,254,464
Dividends

Interest                                       694,157

 TOTAL INCOME                                  2,948,621

EXPENSES

Management fee Basic fee         $ 1,678,443

 Performance adjustment           (146,444)

Transfer agent fees               670,673

Accounting fees and expenses      147,916

Non-interested trustees'          1,004
compensation

Custodian fees and expenses       35,604

Registration fees                 227,126

Audit                             26,664

Legal                             918

Interest                          5,835

Miscellaneous                     583

 Total expenses before            2,648,322
reductions

 Expense reductions               (71,583)     2,576,739

NET INVESTMENT INCOME                          371,882

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,215,139

 Foreign currency transactions    8,473        8,223,612

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            62,684,944

 Assets and liabilities in        (126)        62,684,818
foreign currencies

NET GAIN (LOSS)                                70,908,430

NET INCREASE (DECREASE) IN                    $ 71,280,312
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30,1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 371,882                  $ 523,591
income

 Net realized gain (loss)         8,223,612                  28,857,405

 Change in net unrealized         62,684,818                 14,221,736
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       71,280,312                 43,602,732
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (184,464)                  (530,981)
From net investment income

 From net realized gain           (20,547,394)               (9,466,445)

 TOTAL DISTRIBUTIONS              (20,731,858)               (9,997,426)

Share transactions Net            792,454,656                142,052,818
proceeds from sales of shares

 Reinvestment of distributions    20,274,079                 9,822,082

 Cost of shares redeemed          (384,464,050)              (148,656,557)

 NET INCREASE (DECREASE) IN       428,264,685                3,218,343
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       478,813,139                36,823,649
IN NET ASSETS

NET ASSETS

 Beginning of period              154,236,343                117,412,694

 End of period (including        $ 633,049,482              $ 154,236,343
undistributed net investment
income of $380,356 and
$225,430, respectively)

OTHER INFORMATION
Shares

 Sold                             47,639,094                 9,702,580

 Issued in reinvestment of        1,425,742                  704,182
distributions

 Redeemed                         (24,015,515)               (10,197,944)

 Net increase (decrease)          25,049,321                 208,818


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.45    $ 12.81    $ 11.72    $ 10.00
period

Income from Investment
Operations

Net investment income             .02 D      .06 D      .09 D      .05

Net realized and unrealized       4.17       4.71       1.85       1.70
gain (loss)

Total from investment             4.19       4.77       1.94       1.75
operations

Less Distributions

 From net investment income       (.02)      (.06)      (.05)      (.03)

From net realized gain            (2.23)     (1.07)     (.80)      -

Total distributions               (2.25)     (1.13)     (.85)      (.03)

Net asset value, end of period   $ 18.39    $ 16.45    $ 12.81    $ 11.72

TOTAL RETURN B, C                 29.48%     39.03%     17.35%     17.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 633,049  $ 154,236  $ 117,413  $ 88,166
(000 omitted)

Ratio of expenses to average      .93%       .86%       1.01%      1.31% A
net assets

Ratio of expenses to average      .90% E     .84% E     .99% E     1.30% A, E
net assets  after expense
reductions

Ratio of net investment           .13%       .39%       .68%       .70% A
income to average  net assets

Portfolio turnover rate           100%       159%       110%       155% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR THE PERIOD JUNE 22, 1995 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1996.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND - CONTINUED

affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $675,055,210 and $282,831,791, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from equity: .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .54% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $85,407 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as

5. BANK BORROWINGS -
CONTINUED

revised from time to time. The average daily loan balances during the period for which loans were outstanding amounted to $5,964,667. The weighted average interest rate was 5.87%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $66,501 under this arrangement. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,783 and $1,299, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Large Cap Stock Fund as of April 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1998, and the financial highlights for the years ended April 30, 1998 and 1997, and for the period June 22, 1995 (commencement of operations) to April 30, 1996 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 7, 1999

OTHER INFORMATION


Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the current fiscal year. For the fiscal years ended April 30, 1998 and April 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

DISTRIBUTIONS


The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on June 7, 1999, to shareholders of record at the opening of business on June 4, 1999, a distribution of $.26 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

A total of 16% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

LCS-ANN-0699  78247
1.703546.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
ContrafundSM
ContrafundSM II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuantSM Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
SMALL CAP SELECTOR

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy, and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   23  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  27  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

OTHER INFORMATION      32

DISTRIBUTIONS          33

OF SPECIAL NOTE        34

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3% sales load which was eliminated as of September 30, 1998.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SMALL CAP SELECTOR     -20.61%      62.94%        73.86%

Russell 2000 (registered        -9.25%       84.37%        103.21%
trademark)

Small Cap Funds Average         -11.11%      90.17%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on June 28, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 676 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SMALL CAP SELECTOR     -20.61%      10.26%        9.93%

Russell 2000                    -9.25%       13.01%        12.91%

Small Cap Funds Average         -11.11%      13.36%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Small Cap Selector          Russell 2000
             00336                       RS002
  1993/06/28      10000.00                    10000.00
  1993/06/30      10000.00                    10089.85
  1993/07/31      10070.00                    10229.16
  1993/08/31      10440.00                    10671.07
  1993/09/30      10660.00                    10972.21
  1993/10/31      10740.00                    11254.62
  1993/11/30      10440.00                    10884.20
  1993/12/31      10881.65                    11256.33
  1994/01/31      11153.19                    11609.25
  1994/02/28      11243.70                    11567.27
  1994/03/31      10499.49                    10956.54
  1994/04/30      10670.46                    11021.67
  1994/05/31      10388.86                    10897.91
  1994/06/30       9875.95                    10527.85
  1994/07/31       9956.41                    10700.82
  1994/08/31      10660.40                    11297.10
  1994/09/30      10600.06                    11259.27
  1994/10/31      10801.20                    11214.84
  1994/11/30      10288.29                    10761.90
  1994/12/31      10519.89                    11051.05
  1995/01/31      10127.28                    10911.62
  1995/02/28      10479.62                    11365.53
  1995/03/31      10761.49                    11561.27
  1995/04/30      11003.10                    11818.34
  1995/05/31      11214.50                    12021.54
  1995/06/30      12458.89                    12645.17
  1995/07/31      13744.25                    13373.56
  1995/08/31      13936.55                    13650.22
  1995/09/30      14290.79                    13893.99
  1995/10/31      13551.96                    13272.62
  1995/11/30      13734.13                    13830.26
  1995/12/31      13321.13                    14195.16
  1996/01/31      13095.35                    14179.95
  1996/02/29      13407.14                    14621.86
  1996/03/31      13654.43                    14919.50
  1996/04/30      14933.86                    15717.27
  1996/05/31      15439.18                    16336.65
  1996/06/30      14567.99                    15665.81
  1996/07/31      13496.32                    14297.50
  1996/08/31      14132.62                    15127.62
  1996/09/30      14735.44                    15718.79
  1996/10/31      14288.91                    15476.54
  1996/11/30      14880.56                    16114.23
  1996/12/31      15137.31                    16536.55
  1997/01/31      15204.29                    16867.03
  1997/02/28      14992.19                    16458.06
  1997/03/31      14434.03                    15681.47
  1997/04/30      14579.15                    15725.18
  1997/05/31      15862.92                    17474.60
  1997/06/30      16939.24                    18223.48
  1997/07/31      18067.76                    19071.46
  1997/08/31      18193.15                    19507.84
  1997/09/30      19424.27                    20935.70
  1997/10/31      18945.50                    20016.02
  1997/11/30      18865.71                    19886.56
  1997/12/31      19262.60                    20234.63
  1998/01/31      19057.04                    19915.30
  1998/02/28      20629.00                    21387.89
  1998/03/31      21547.99                    22269.98
  1998/04/30      21898.66                    22393.21
  1998/05/31      20677.37                    21187.18
  1998/06/30      20717.48                    21231.75
  1998/07/31      19108.35                    19512.96
  1998/08/31      15072.97                    15723.94
  1998/09/30      15638.68                    16954.46
  1998/10/31      15852.39                    17645.92
  1998/11/30      16719.81                    18570.43
  1998/12/31      17838.65                    19719.61
  1999/01/31      17574.66                    19981.66
  1999/02/28      16229.53                    18363.25
  1999/03/31      16342.67                    18649.93
  1999/04/30      17386.09                    20321.11
IMATRL PRASUN   SHR__CHT 19990430 19990513 092716 R00000000000074

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Selector on June 28, 1993 when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have grown to $17,386 - a 73.86% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown $20,321 - a 103.21% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Powerful momentum in stock prices
and overwhelming investor
confidence provided the backdrop
for the surge in large-cap stock prices
during the 12-month period that
ended April 30, 1999. Following the
July through October 1998
correction, investor confidence was
bolstered by a near-perfect economic
environment of strong domestic
growth, low interest rates, benign
inflation and improving overseas
markets. The hype surrounding
equities was greatest in the
technology sector, most notably
Internet stocks. Pharmaceutical,
finance and telecommunications
shares also performed well. Late in
the period, economically sensitive
cyclical stocks outperformed other
sectors as investors worried about
the potential threat of inflation due to strong economic indicators in the
U.S. and signs that global markets
were beginning to turn around.
Approximately one month after
surpassing the 10,000 level late in
March, the Dow Jones Industrial
Average was flirting with 11,000.
As market leadership broadened into
cyclical stocks and value-oriented
sectors, the surge in stock prices drove the Dow Jones Industrials, Standard
& Poor's 500 and NASDAQ indexes
up 21.06%, 21.82% and 36.10%,
respectively, for the year. The
phenomenal performance of a
narrow group of large-cap
growth stocks, however, masked
the weak results of the overall market
as the average stock on the New York
Stock Exchange posted negative
returns during the period.

(photograph of Bradford Lewis)

An interview with Bradford Lewis, Portfolio Manager of Fidelity
Small Cap Selector

Q. HOW DID THE FUND PERFORM, BRAD?

A. For the 12 months that ended April 30, 1999, the fund returned
-20.61%, versus -9.25% for the Russell 2000 and -11.11% for the small cap funds average tracked by Lipper Inc.

Q. CAN YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE PAST 12 MONTHS?

A. The first half of the year was a losing proposition for almost all small-cap stocks because of the worldwide flight to safety after Russia's default on foreign loans and a continued weak Asian market. However, high-flying Internet stocks helped the small-cap universe generate stronger returns in the second half of the 12-month period.

Q. WHY DID THE FUND UNDERPERFORM THE RUSSELL 2000 AND ITS PEER GROUP DURING THE PERIOD?

A. The fund lagged its benchmarks because it didn't own many of the hot Internet stocks during the period. The incredible run-up in many of these smaller Internet stocks over the past six months has bloated their market capitalizations to large-cap levels. And since the Russell 2000 is only reconstituted once a year - on June 30 - that index included the high returns of many stocks with caps in excess of $5 billion, such as Excite, during the past year. Generally, $1 billion is the maximum market capitalization that a stock can have to be included in a small-cap index. Hence, that was one reason for the difference between the fund's return and that of the Russell 2000 index. Many of the funds in the peer group also held these Internet names. This fund has a strong value component and won't buy these stocks because most of them are losing money and are trading at 100 times sales - a level that I believe is unjustified. I discuss the high valuations of Internet stocks in more detail at the end of this interview.

Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?

A. VISX, a maker of lasers for eye surgery, was a huge winner. Its stock climbed more than 400% over the past six months. Wet Seal, a manufacturer of contemporary apparel, generated robust returns as the company continued to turn strong profits. Shares of Navistar, a manufacturer of trucking components, surged more than 150% over the past six months as many cyclicals appreciated toward the end of the period.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. Twinlab Corporation, a vitamin supplement company, was a big disappointment. The company's herbal remedies, such as St. John's Wort, were big sellers in early 1998 but lost steam in late 1998 and early 1999. First American Financial, a title insurance company, reported disappointing earnings and underperformed during the period. Another detractor was CKE Restaurants, a mini-conglomerate of fast-food chains. The company predicted a big turnaround at its Hardees chain that never really manifested itself. Again, not owning the hot Internet stocks really hurt performance.

Q. DO YOU THINK THE FUND SHOULD HAVE OWNED MORE INTERNET STOCKS DURING
THE PERIOD?

A. In hindsight, of course. However, it is usually wise to stick to a discipline that works over the long run. Small Cap Selector was the No. 1 diversified equity fund at Fidelity in the 12 months ended February 1998. This was a more "normal" period in the market relative to the recent period, when day traders sent Internet names soaring. I believe that this period of unusual stock valuations is unlikely to persist for too much longer.

Q. WHAT'S YOUR OUTLOOK?

A. Generally speaking, I think that if interest rates remain stable, the market should generate mediocre - but not great - returns. I'm still not terribly keen on the outlook for small-cap stocks as they perform best coming out of a recession or bear market - and we weren't experiencing either at the end of the period. However, the valuation of small-cap stocks relative to large-cap stocks in the current market environment is quite compelling.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: capital appreciation by
investing mainly in equity
securities of companies with
small market capitalizations,
chosen in part by using
computer-aided quantitative
analysis

FUND NUMBER: 336

TRADING SYMBOL: FDSCX

START DATE: June 28, 1993

SIZE: as of April 30, 1999,
more than $591 million

MANAGER: Bradford Lewis,
since 1993; manager, Fidelity
Stock Selector, since 1990;
Fidelity Disciplined Equity,
since 1988; joined Fidelity in
1985

BRAD LEWIS ON THE HIGH
VALUATIONS OF INTERNET STOCKS:

"Certainly many Internet
companies have above-average
growth prospects compared to
typical established industrial
stocks, but their valuations have
become problematic and some
traders have embraced these
stocks as a means of easy riches. In
general, `winning' stocks have
lower-than-average
price-to-earnings ratios with
above-average earnings growth
and increasing levels of
earnings-estimate support from
Wall Street. Stocks that are
expected to underperform the
market on a one- to three-year
level are those that are losing
money, trading at extremely high
price-to-sales ratios and have
large insider stock sales. Most
Internet stocks belong in this
category.

"For example, Priceline.com, an
online travel agency that has been
public for two months, recently
traded at a market capitalization
of $23.5 billion, or 118 times its
annualized sales. At the same time,
AMR, UAL, and Delta, the three
biggest airlines in the U.S., have
combined sales of $51 billion -
absolutely dwarfing Priceline.com's
scale of business. However, the
combined market cap of the big
three airlines is $25.2 billion,
comparable to Priceline.com.
Although Priceline.com may serve
a legitimate niche in the rapidly
growing online bookings field, this
valuation is simply in the
stratosphere.

"Internet stocks may well
continue their run for a few more
quarters. However, at some point,
I think the market will lose
patience with their decelerating
sales growth."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

VISX, Inc.                        3.9                      1.0

Ross Stores, Inc.                 2.8                      1.8

Valassis Communications, Inc.     2.2                      1.4

WestPoint Stevens, Inc. Class A   1.7                      1.3

CEC Entertainment, Inc.           1.7                      0.6

Jabil Circuit, Inc.               1.6                      0.0

Wet Seal, Inc. Class A            1.5                      0.7

Tower Automotive, Inc.            1.3                      0.0

Mohawk Industries, Inc.           1.3                      1.1

City National Corp.               1.3                      1.0

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        12.2                     13.3

RETAIL & WHOLESALE                12.1                     8.0

DURABLES                          11.3                     7.8

MEDIA & LEISURE                   7.3                      9.1

SERVICES                          7.1                      6.5


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Stocks and Investment
Companies 90.9%
Short-term
investments 9.1%
*FOREIGN
INVESTMENTS 3.1%

Row: 1, Col: 1, Value: 90.90000000000001
Row: 1, Col: 2, Value: 9.1

AS OF OCTOBER 31, 1998 **

Stocks and Investment
Companies 95.9%
Short-term
investments 4.1%
**FOREIGN
INVESTMENTS 3.1%

Row: 1, Col: 1, Value: 95.90000000000001
Row: 1, Col: 2, Value: 4.1




INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.3%

Advanced Aerodynamics &           50,000                     $ 162,500
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     20,000                      1,637,500

                                                              1,800,000

BASIC INDUSTRIES - 4.5%

CHEMICALS & PLASTICS - 1.9%

Albemarle Corp.                   70,000                      1,540,000

Cytec Industries, Inc. (a)        150,000                     4,265,625

Hanna (M.A.) Co.                  150,000                     2,428,125

Myers Industries, Inc.            20,000                      452,500

Park Electrochemical Corp.        11,700                      279,338

Spartech Corp.                    47,000                      1,116,250

Tredegar Industries, Inc.         39,450                      1,052,822

                                                              11,134,660

IRON & STEEL - 0.3%

SPS Technologies, Inc. (a)        36,000                      1,570,500

METALS & MINING - 1.6%

AFC Cable Systems, Inc. (a)       12,500                      412,500

Amcol International Corp.         60,000                      735,000

Belden, Inc.                      120,000                     2,310,000

Commscope, Inc. (a)               200,000                     4,875,000

Ryerson Tull, Inc.                50,000                      1,134,375

                                                              9,466,875

PACKAGING & CONTAINERS - 0.7%

Ball Corp.                        80,000                      4,395,000

TOTAL BASIC INDUSTRIES                                        26,567,035

CONSTRUCTION & REAL ESTATE -
6.1%

BUILDING MATERIALS - 2.8%

Carlisle Companies, Inc.          47,000                      2,303,000

Centex Construction Products,     61,100                      2,161,413
Inc.

Elcor Corp.                       20,000                      772,500

Lilly Industries, Inc. Class A    35,000                      612,500

Lone Star Industries, Inc.        144,000                     5,139,000

Nortek, Inc. (a)                  3,700                       107,069

Southdown, Inc.                   82,000                      5,253,125

                                                              16,348,607

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - 3.2%

Centex Corp.                      160,000                    $ 5,850,000

Crossman Communities, Inc. (a)    34,500                      905,625

Del Webb Corp.                    62,000                      1,433,750

Jacobs Engineering Group,         58,000                      2,287,375
Inc. (a)

M.D.C. Holdings, Inc.             96,600                      1,895,775

M/I Schottenstein Homes, Inc.     35,000                      717,500

Monaco Coach Corp. (a)            27,000                      749,250

NCI Building Systems, Inc. (a)    100,000                     2,406,250

Ryland Group, Inc.                92,000                      2,415,000

                                                              18,660,525

ENGINEERING - 0.1%

URS Corp. (a)                     30,000                      691,875

TOTAL CONSTRUCTION & REAL                                     35,701,007
ESTATE

DURABLES - 11.3%

AUTOS, TIRES, & ACCESSORIES -
4.0%

Arvin Industries, Inc.            58,000                      2,124,250

Borg-Warner Automotive, Inc.      40,000                      2,270,000

CLARCOR, Inc.                     25,000                      468,750

Copart, Inc. (a)                  40,000                      725,000

Navistar International Corp.      95,000                      4,969,688
(a)

O'Reilly Automotive, Inc. (a)     70,000                      3,202,500

Superior Industries               75,000                      1,875,000
International, Inc.

Tower Automotive, Inc. (a)        329,000                     7,567,000

                                                              23,202,188

CONSUMER DURABLES - 0.6%

Ballantyne of Omaha, Inc.         80,000                      635,000

Department 56, Inc. (a)           109,000                     2,949,813

                                                              3,584,813

CONSUMER ELECTRONICS - 0.4%

Fossil, Inc. (a)                  68,000                      2,091,000

HOME FURNISHINGS - 2.7%

Craftmade International, Inc.     15,000                      196,875

Ethan Allen Interiors, Inc.       12,800                      648,800

Flexsteel Industries, Inc.        10,000                      130,625

Furniture Brands                  249,000                     6,240,563
International, Inc. (a)

Haverty Furniture Companies,      30,000                      708,750
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

La-Z-Boy, Inc.                    80,000                     $ 1,575,000

Linens'n Things, Inc. (a)         120,000                     5,490,000

Stanley Furniture Co., Inc.       22,000                      467,500
(a)

Winsloew Furniture, Inc. (a)      22,000                      684,750

                                                              16,142,863

TEXTILES & APPAREL - 3.6%

K-Swiss, Inc. Class A             18,000                      756,000

Mohawk Industries, Inc. (a)       232,500                     7,498,125

Polymer Group, Inc. (a)           35,000                      363,125

Quiksilver, Inc. (a)              105,000                     2,789,063

WestPoint Stevens, Inc. Class     288,000                     9,864,000
A (a)

                                                              21,270,313

TOTAL DURABLES                                                66,291,177

FINANCE - 7.0%

BANKS - 2.1%

Bank of Commerce                  35,000                      730,625

City National Corp.               189,500                     7,319,438

Commerce Bancorp, Inc.            30,000                      1,323,750

Cullen Frost Bankers, Inc.        48,000                      2,589,000

Greater Bay Bancorp               12,000                      361,500

Republic Bancorp, Inc.            9,700                       123,069

                                                              12,447,382

CREDIT & OTHER FINANCE - 1.0%

AmeriCredit Corp. (a)             200,000                     3,312,500

Delta Financial Corp. (a)         80,000                      630,000

Resource Bancshares Mortgage      135,000                     1,653,750
Group, Inc.

World Acceptance Corp. (a)        30,000                      159,375

                                                              5,755,625

INSURANCE - 1.5%

American Heritage Life            15,000                      347,813
Investment Corp.

Annuity & Life Re Holdings        800                         15,800
Ltd.

Blanch E.W. Holdings, Inc.        20,000                      1,177,500

Chartwell Re Corp.                33,000                      610,500

CNA Surety Corp.                  35,000                      472,500

FBL Financial Group, Inc.         25,000                      496,875
Class A

FPIC Insurance Group, Inc.        7,000                       315,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Gallagher (Arthur J.) & Co.       43,000                     $ 2,042,500

HCC Insurance Holdings, Inc.      25,300                      534,463

Medical Assurance, Inc. (a)       19,635                      539,963

Reinsurance Group of America,     51,000                      2,180,250
Inc.

Unico American Corp.              10,000                      101,250

                                                              8,834,414

SAVINGS & LOANS - 1.3%

Andover Bancorp, Inc.             20,000                      615,000

Bay View Capital Corp.            100,000                     1,781,250

California Federal Savings
Bank of Los Angeles:

contingent litigation             24,640                      63,140
recovery participation
interest rights (a)

secondary contingent              38,540                      57,810
litigation recovery
participation interest
rights (a)

D & N Financial Corp.             12,000                      276,000

Dime Community Bancorp, Inc.      30,000                      675,000

Downey Financial Corp.            12,800                      256,000

First Republic Bank (a)           30,000                      772,500

First Washington Bancorp,         17,000                      342,125
Inc.

FirstFed Financial Corp. (a)      80,000                      1,385,000

Flagstar Bancorp, Inc.            20,000                      510,000

Flushing Financial Corp.          30,000                      450,000

Golden State Bancorp, Inc.        229,565                     430,434
litigation warrants 12/31/99
(a)

Harbor Florida Bancshares,        32,500                      381,875
Inc.

                                                              7,996,134

SECURITIES INDUSTRY - 1.1%

Eaton Vance Corp.                 40,000                      912,500

Hambrecht & Quist Group (a)       50,000                      1,762,500

John Nuveen Co. Class A           23,000                      914,250

Morgan Keegan, Inc.               45,000                      753,750

Municipal Mortgage & Equity       25,000                      482,813
LLC

Southwest Securities Group,       30,000                      1,588,125
Inc.

                                                              6,413,938

TOTAL FINANCE                                                 41,447,493

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - 7.1%

DRUGS & PHARMACEUTICALS - 0.6%

Alpharma, Inc. Class A            100,833                    $ 2,974,574

Polymedica Industries, Inc.       70,000                      577,500
(a)

                                                              3,552,074

MEDICAL EQUIPMENT & SUPPLIES
- 5.1%

Bindley Western Industries,       80,000                      2,470,000
Inc.

EMPI, Inc. (a)                    31,800                      711,525

Ocular Sciences, Inc. (a)         56,000                      1,708,000

OEC Medical Systems, Inc.         29,000                      686,938

Priority Healthcare Corp.         23,296                      1,180,816
Class A (a)

Resmed, Inc. (a)                  20,000                      528,750

VISX, Inc. (a)                    176,600                     22,737,234

Young Innovations, Inc. (a)       400                         5,250

                                                              30,028,513

MEDICAL FACILITIES MANAGEMENT
- 1.4%

American Medical Securities       35,000                      522,813
Group, Inc.

Hanger Orthopedic Group, Inc.     61,000                      892,125
(a)

Hooper Holmes, Inc.               118,000                     1,880,625

Medquist, Inc. (a)                90,000                      3,082,500

Physician Reliance Network,       207,500                     1,711,875
Inc. (a)

                                                              8,089,938

TOTAL HEALTH                                                  41,670,525

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 0.3%

Juno Lighting, Inc.               25,000                      568,750

LSI Industries, Inc.              10,000                      200,000

Rayovac Corp. (a)                 31,000                      837,000

                                                              1,605,750

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

Astec Industries, Inc. (a)        41,000                      1,588,750

Briggs & Stratton Corp.           111,000                     7,319,063

Manitowoc Co., Inc.               136,500                     5,204,063

Scotsman Industries, Inc.         5,900                       119,106

Terex Corp. (a)                   100,000                     3,162,500

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Toro Co.                          45,000                     $ 1,566,563

Varlen Corp.                      71,250                      1,995,000

                                                              20,955,045

POLLUTION CONTROL - 0.7%

Insituform Technologies, Inc.     46,000                      876,875
Class A (a)

Ogden Corp.                       122,000                     3,149,125

                                                              4,026,000

TOTAL INDUSTRIAL MACHINERY &                                  26,586,795
EQUIPMENT

MEDIA & LEISURE - 7.3%

ENTERTAINMENT - 0.2%

Powerhouse Technologies, Inc.     50,000                      875,000
(a)

Scientific Games Holdings         30,000                      480,000
Corp. (a)

                                                              1,355,000

LEISURE DURABLES & TOYS - 1.3%

National R.V. Holdings, Inc.      113,000                     2,923,875
(a)

Steinway Musical Instruments,     20,000                      471,250
Inc. (a)

T-HQ, Inc. (a)                    166,500                     4,370,625

                                                              7,765,750

LODGING & GAMING - 0.3%

Choice Hotels International,      45,000                      703,125
Inc. (a)

WMS Industries, Inc.              100,000                     1,006,250

                                                              1,709,375

PUBLISHING - 1.6%

Houghton Mifflin Co.              96,000                      4,284,000

World Color Press, Inc. (a)       194,000                     4,959,125

                                                              9,243,125

RESTAURANTS - 3.9%

CEC Entertainment, Inc. (a)       260,000                     9,750,000

Foodmaker, Inc. (a)               297,000                     7,165,125

Morrison Health Care, Inc.        29,000                      543,750

Rare Hospitality                  40,000                      720,000
International, Inc. (a)

Ruby Tuesday, Inc.                86,000                      1,569,500

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Ryan's Family Steak Houses,       198,000                    $ 2,450,250
Inc. (a)

Taco Cabana, Inc. Class A (a)     75,500                      764,438

                                                              22,963,063

TOTAL MEDIA & LEISURE                                         43,036,313

NONDURABLES - 2.7%

BEVERAGES - 1.3%

Boston Beer Co., Inc. Class A     50,000                      421,875
(a)

Canandaigua Wine, Inc. Class      91,000                      4,686,500
A (a)

Coors (Adolph) Co. Class B        53,000                      2,835,500

                                                              7,943,875

FOODS - 0.4%

Balance Bar Co. (a)               60,000                      420,000

J & J Snack Food Corp. (a)        14,000                      304,500

Pilgrims Pride Corp.              43,900                      817,638

Riviana Foods, Inc.               9,000                       175,500

TCBY Enterprises, Inc.            35,000                      238,438

WLR Foods, Inc. (a)               30,000                      198,750

                                                              2,154,826

HOUSEHOLD PRODUCTS - 1.0%

Aptargroup, Inc.                  80,000                      2,240,000

Brady (W.H.) Co. Class A          30,000                      776,250

Church & Dwight Co., Inc.         34,000                      1,455,625

Racing Champions Corp. (a)        95,000                      1,389,375

                                                              5,861,250

TOTAL NONDURABLES                                             15,959,951

PRECIOUS METALS - 0.6%

Stillwater Mining Co. (a)         120,000                     3,397,500

RETAIL & WHOLESALE - 12.1%

APPAREL STORES - 7.2%

American Eagle Outfitters,        58,000                      4,335,500
Inc. (a)

AnnTaylor Stores Corp. (a)        150,000                     7,125,000

Buckle, Inc. (The) (a)            60,000                      1,402,500

Cato Corp. Class A                50,000                      562,500

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Chicos Fas, Inc. (a)              25,000                     $ 626,563

Ross Stores, Inc.                 358,000                     16,445,625

Talbots, Inc.                     100,000                     3,150,000

Wet Seal, Inc. Class A (a)        210,000                     8,557,500

                                                              42,205,188

DRUG STORES - 0.3%

Longs Drug Stores Corp.           56,000                      1,925,000

GENERAL MERCHANDISE STORES -
1.2%

Cost Plus, Inc. (a)               67,500                      2,379,375

Shopko Stores, Inc. (a)           134,000                     4,597,875

                                                              6,977,250

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.4%

Best Buy Co., Inc. (a)            148,000                     7,067,000

Global Directmail Corp. (a)       90,000                      1,372,500

Micro Warehouse, Inc. (a)         250,000                     4,234,375

Musicland Stores Corp. (a)        210,000                     2,283,750

SCP Pool Corp. (a)                25,000                      459,375

Spiegel, Inc. Class A (a)         90,900                      681,750

Zale Corp. (a)                    100,000                     3,781,250

                                                              19,880,000

TOTAL RETAIL & WHOLESALE                                      70,987,438

SERVICES - 7.1%

ADVERTISING - 0.0%

Mpath Interactive, Inc. (a)       100                         3,938

EDUCATIONAL SERVICES - 0.3%

Devry, Inc. (a)                   50,000                      1,318,750

GP Strategies Corp. (a)           30,000                      461,250

New Horizons Worldwide, Inc.      6,000                       120,375
(a)

                                                              1,900,375

LEASING & RENTAL - 0.6%

Central Parking Corp.             110,900                     3,514,144

PRINTING - 3.5%

Big Flower Holdings, Inc. (a)     109,000                     3,883,125

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

PRINTING - CONTINUED

Consolidated Graphics, Inc.       86,000                     $ 3,665,750
(a)

Valassis Communications, Inc.     229,000                     12,824,000
(a)

                                                              20,372,875

SERVICES - 2.7%

ABM Industries, Inc.              25,000                      759,375

AmeriPath, Inc. (a)               125,000                     1,171,875

Automobile Protection Corp.       140,000                     1,233,750
(a)

Capital Senior Living Corp.       124,000                     1,224,500
(a)

CDI Corp. (a)                     60,000                      1,593,750

FYI, Inc. (a)                     32,000                      992,000

Lason, Inc. (a)                   40,000                      1,582,500

On Assignment, Inc. (a)           50,000                      1,515,625

Pre-Paid Legal Services, Inc.     135,000                     3,847,500
(a)

Regis Corp.                       75,000                      1,921,875

Wackenhut Corp.                   10,000                      224,375

                                                              16,067,125

TOTAL SERVICES                                                41,858,457

TECHNOLOGY - 12.2%

COMMUNICATIONS EQUIPMENT - 3.8%

Checkpoint Systems, Inc. (a)      200,000                     1,962,500

Dycom Industries, Inc. (a)        109,500                     5,002,781

InterVoice, Inc. (a)              154,000                     1,535,188

ITI Technologies, Inc. (a)        25,000                      665,625

Jabil Circuit, Inc. (a)           200,000                     9,312,500

Xircom, Inc. (a)                  180,000                     4,050,000

                                                              22,528,594

COMPUTER SERVICES & SOFTWARE
- 3.9%

American Management Systems,      150,000                     5,156,250
Inc. (a)

Ansys, Inc. (a)                   30,000                      266,250

AppliedTheory Corp. (a)           100                         2,050

AVT Corp. (a)                     63,000                      1,712,813

BancTec, Inc. (a)                 53,500                      869,375

Bell & Howell Co. (a)             50,000                      1,671,875

BMC Software, Inc.                37,125                      1,598,695

Ciber, Inc. (a)                   33,500                      632,313

FactSet Research Systems,         27,000                      1,258,875
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Gerber Scientific, Inc.           80,500                     $ 1,514,406

Informatica Corp. (a)             200                         5,650

Marimba, Inc. (a)                 100                         6,075

Melita International Corp. (a)    35,000                      433,125

Mentor Graphics Corp. (a)         100,000                     1,212,500

Omega Research, Inc. (a)          20,000                      190,000

Pacific Internet Ltd. (a)         100                         7,938

Peregrine Systems, Inc. (a)       194,300                     4,371,750

Prodigy Communications Corp.      400                         10,750
(a)

Progress Software Corp. (a)       60,000                      1,365,000

Project Software &                26,900                      591,800
Development, Inc. (a)

Razorfish, Inc. (a)               100                         4,350

                                                              22,881,840

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Cybex Corp.                       27,750                      527,250

Kronos, Inc. (a)                  9,500                       323,000

Radisys Corp. (a)                 13,400                      420,425

Savoir Technology Group, Inc.     12,500                      112,500
(a)

SCM Microsystems, Inc. (a)        4,800                       316,200

                                                              1,699,375

ELECTRONIC INSTRUMENTS - 1.0%

Aeroflex, Inc. (a)                155,000                     2,266,875

Anadigics, Inc. (a)               69,400                      1,656,925

Optical Coating Laboratories,     26,000                      1,602,250
Inc.

Thermoquest Corp. (a)             25,000                      273,438

                                                              5,799,488

ELECTRONICS - 3.2%

Anaren Microwave, Inc. (a)        20,000                      407,500

Benchmark Electronics, Inc.       25,000                      840,625
(a)

Cree Research, Inc. (a)           130,000                     5,460,000

CTS Corp.                         89,000                      4,750,375

Dallas Semiconductor Corp.        70,000                      2,975,000

DII Group, Inc. (a)               17,300                      536,300

Maxwell Technologies, Inc. (a)    35,000                      660,625

Optek Technology, Inc. (a)        20,000                      300,000

Plexus Corp. (a)                  30,000                      1,001,250

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Triumph Group, Inc. (a)           44,000                     $ 1,193,500

Videoserver, Inc. (a)             70,000                      813,750

                                                              18,938,925

TOTAL TECHNOLOGY                                              71,848,222

TRANSPORTATION - 2.7%

AIR TRANSPORTATION - 1.5%

America West Holding Corp.        144,000                     3,006,000
Class B (a)

Atlas Air, Inc. (a)               10,000                      290,000

SkyWest, Inc.                     204,100                     5,306,600

                                                              8,602,600

RAILROADS - 0.6%

MotivePower Industries, Inc.      157,500                     2,687,344
(a)

Westinghouse Air Brake Co.        37,000                      825,563

                                                              3,512,907

TRUCKING & FREIGHT - 0.6%

American Freightways Corp. (a)    50,000                      859,375

Landstar System, Inc. (a)         40,000                      1,557,500

Rollins Truck Leasing Corp.       123,000                     1,276,125

                                                              3,693,000

TOTAL TRANSPORTATION                                          15,808,507

UTILITIES - 2.2%

ELECTRIC UTILITY - 1.3%

Calpine Corp. (a)                 76,000                      3,239,500

CLECO Corp.                       40,000                      1,235,000

United Illuminating Co.           84,000                      3,307,500

                                                              7,782,000

GAS - 0.8%

MDU Resources Group, Inc.         66,700                      1,421,544

New Jersey Resources Corp.        15,000                      553,125

Southern Union Co.                20,000                      445,000

Southwest Gas Corp.               72,000                      2,056,500

                                                              4,476,169

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

WATER - 0.1%

Philadelphia Suburban Corp.       30,000                     $ 676,875

TOTAL UTILITIES                                               12,935,044

TOTAL COMMON STOCKS                                           515,895,464
(Cost $388,169,020)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Kimco Realty Corp. Series D       16,200                      407,025
$1.875 (Cost $335,936)

INVESTMENT COMPANIES - 3.1%



AIM Eastern Europe Fund (a)       29,933                      188,952

Brazil Fund, Inc.                 15,000                      227,813

Central European Equity Fund,     50,000                      637,500
Inc.

Chile Fund, Inc.                  29,000                      349,813

Emerging Markets                  200,000                     1,750,000
Infrastructure Fund, Inc.

Emerging Markets                  40,000                      415,000
Telecommunication Fund, Inc.

First Australia Fund, Inc.        15,000                      121,875

Italy Fund, Inc. (The)            170,000                     2,550,000

Kemper Growth Fund of Spain,      74,042                      1,613,371
Series A (a)

Mexico Fund, Inc. (The)           45,000                      790,313

Morgan Stanley Asia-Pacific       65,000                      593,125
Fund, Inc.

Morgan Stanley Emerging           46,000                      508,875
Markets Fund, Inc. (a)

New Germany Fund, Inc. (The)      275,000                     3,300,000

Portugal Fund, Inc.               50,000                      693,750

Scudder New Asia Fund, Inc.       20,000                      245,000
(a)

Scudder New Europe Fund, Inc.     18,000                      357,750

Singapore Fund, Inc.              19,000                      168,625

Southern Africa Fund, Inc.        25,200                      305,550

Spain Fund, Inc.                  150,000                     2,156,250

Taiwan Fund, Inc.                 85,000                      1,381,250

TOTAL INVESTMENT COMPANIES                                    18,354,812
(Cost $20,125,052)

CASH EQUIVALENTS - 9.1%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     53,240,271                 $ 53,240,271
(Cost $53,240,271)

TOTAL INVESTMENT IN                                          $ 587,897,572
SECURITIES - 100%
(Cost $461,870,279)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $461,915,146. Net unrealized appreciation aggregated $125,982,426, of which $142,226,137 related to appreciated investment securities and $16,243,711 related to depreciated investment securities.

The fund hereby designates approximately $23,602,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At April 30, 1999, the fund had a capital loss carryforward of approximately $73,495,000 all of which will expire on April 30, 2007.

The fund intends to elect to defer to its fiscal year ending April 30, 2000 approximately $22,987,000 of losses recognized during the period November 1, 1998 to April 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                             APRIL 30, 1999

ASSETS

Investment in securities, at                  $ 587,897,572
value (cost $461,870,279) -
See accompanying schedule

Receivable for investments                     27,378,560
sold

Receivable for fund shares                     1,168,898
sold

Dividends receivable                           106,000

Interest receivable                            149,332

Other receivables                              275,055

 TOTAL ASSETS                                  616,975,417

LIABILITIES

Payable for investments         $ 23,922,724
purchased

Payable for fund shares          1,715,819
redeemed

Accrued management fee           215,560

Other payables and accrued       70,254
expenses

 TOTAL LIABILITIES                             25,924,357

NET ASSETS                                    $ 591,051,060

Net Assets consist of:

Paid in capital                               $ 557,557,876

Undistributed net investment                   3,718,168
income

Accumulated undistributed net                  (96,252,277)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    126,027,293
(depreciation) on investments

NET ASSETS, for 42,748,936                    $ 591,051,060
shares outstanding

NET ASSET VALUE, offering                      $13.83
price and redemption price
per share ($591,051,060
(divided by) 42,748,936
shares)

STATEMENT OF OPERATIONS
                                  YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME                               $ 5,556,311
Dividends

Interest                                         3,767,736

 TOTAL INCOME                                    9,324,047

EXPENSES

Management fee Basic fee         $ 4,491,378

 Performance adjustment           (770,621)

Transfer agent fees               2,072,368

Accounting fees and expenses      295,830

Non-interested trustees'          2,065
compensation

Custodian fees and expenses       33,178

Registration fees                 61,805

Audit                             37,027

Legal                             5,909

Miscellaneous                     542

 Total expenses before            6,229,481
reductions

 Expense reductions               (258,820)      5,970,661

NET INVESTMENT INCOME                            3,353,386

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (75,489,580)

 Foreign currency transactions    147

 Futures contracts                (19,527,547)   (95,016,980)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (94,922,460)

 Futures contracts                (882,943)      (95,805,403)

NET GAIN (LOSS)                                  (190,822,383)

NET INCREASE (DECREASE) IN                      $ (187,468,997)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 3,353,386                $ 4,550,040
income

 Net realized gain (loss)         (95,016,980)               86,477,045

 Change in net unrealized         (95,805,403)               167,147,569
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (187,468,997)              258,174,654
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,778,107)                (5,800,797)
From net investment income

 From net realized gain           (30,938,619)               (53,690,763)

 TOTAL DISTRIBUTIONS              (32,716,726)               (59,491,560)

Share transactions Net            332,647,409                606,422,745
proceeds from sales of shares

 Reinvestment of distributions    32,481,558                 59,048,723

 Cost of shares redeemed          (473,182,473)              (397,131,032)

 NET INCREASE (DECREASE) IN       (108,053,506)              268,340,436
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   718,292                    882,960

  TOTAL INCREASE (DECREASE)       (327,520,937)              467,906,490
IN NET ASSETS

NET ASSETS

 Beginning of period              918,571,997                450,665,507

 End of period (including        $ 591,051,060              $ 918,571,997
undistributed net investment
income of $3,718,168 and
$2,114,416, respectively)

OTHER INFORMATION
Shares

 Sold                             24,088,575                 37,016,611

 Issued in reinvestment of        1,980,592                  3,782,147
distributions

 Redeemed                         (34,043,312)               (24,590,359)

 Net increase (decrease)          (7,974,145)                16,208,399


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 18.11    $ 13.06    $ 13.89    $ 10.93    $ 10.61
of period

Income from Investment
Operations

Net investment income             .07 C      .10 C      .06 C      .07        .05

Net realized and  unrealized      (3.71)     6.20       (.39)      3.74       .28
gain (loss)

Total from investment             (3.64)     6.30       (.33)      3.81       .33
operations

Less Distributions

 From net investment income       (.04) E    (.13)      (.01)      (.08)      (.01)

From net realized gain            (.61) E    (1.14)     (.51)      (.77)      -

Total distributions               (.65)      (1.27)     (.52)      (.85)      (.01)

Redemption fees added to paid     .01        .02        .02        -          -
 in capital

Net asset value, end of period   $ 13.83    $ 18.11    $ 13.06    $ 13.89    $ 10.93

TOTAL RETURN A, B                 (20.61)%   50.21%     (2.38)%    35.72%     3.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 591,051  $ 918,572  $ 450,666  $ 554,573  $ 562,736
(000 omitted)

Ratio of expenses to average      .89%       1.01%      .95%       1.01%      .97%
net assets

Ratio of expenses to average      .85% D     .97% D     .90% D     .99% D     .90% D
net assets after expense
reductions

Ratio of net investment           .48%       .63%       .41%       .39%       .40%
income to average net assets

Portfolio turnover rate           96%        88%        176%       192%       182%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Selector (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $614,316,448 and $715,697,916, respectively.

The market value of futures contracts opened and closed during the period amounted to $322,694,515 and $396,518,525, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period,

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

the management fee was equivalent to an annual rate of .53% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $203,175 on sales of shares of the fund of which $203,102 was retained. Effective September 30, 1998, the fund's 3% sales charge was eliminated.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $85,677 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $222,737 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,405 and $31,678, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Fidelity Small Cap Selector:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Small Cap Selector as of April 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1998, and the financial highlights for each of the years in the four-year period ended April 30, 1998 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Small Cap Selector at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 8, 1999

OTHER INFORMATION


Based on the recommendation of the Audit Committee of Fidelity Small Cap Selector, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended April 30, 1999. For the fiscal years ended April 30, 1998 and April 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

DISTRIBUTIONS


A total of 32.48% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA
7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Bradford Lewis, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

SCS-ANN-0699  78277
1.703160.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
ContrafundSM
ContrafundSM II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuantSM Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
www.fidelity.com

FIDELITY
SMALL CAP STOCK
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(2_FIDELITY_LOGOS)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy, and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   21  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  25  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  30  The auditors' opinion.
ACCOUNTANTS

OTHER INFORMATION      31

DISTRIBUTIONS          32

OF SPECIAL NOTE        33

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK      -10.12%      -5.17%

FIDELITY SMALL CAP STOCK      -12.81%      -8.02%
(INCL. 3.00% TRADING FEE)

Russell 2000 (registered      -9.25%       -6.18%
trademark)

Small Cap Funds Average       -11.11%      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on March 12, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 676 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK      -10.12%      -4.58%

FIDELITY SMALL CAP STOCK      -12.81%      -7.11%
(INCL. 3.00% TRADING FEE)

Russell 2000                  -9.25%       -5.47%

Small Cap Funds Average       -11.11%      n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Small Cap Stock             Russell 2000
             00340                       RS002
  1998/03/12      10000.00                    10000.00
  1998/03/31      10620.00                    10282.00
  1998/04/30      10550.00                    10338.90
  1998/05/31      10030.00                     9782.07
  1998/06/30       9970.00                     9802.65
  1998/07/31       9170.00                     9009.09
  1998/08/31       7040.00                     7259.71
  1998/09/30       7330.00                     7827.84
  1998/10/31       7730.00                     8147.08
  1998/11/30       8340.00                     8573.93
  1998/12/31       8931.26                     9104.50
  1999/01/31       9191.89                     9225.49
  1999/02/28       8540.33                     8478.27
  1999/03/31       8780.91                     8610.63
  1999/04/30       9198.00                     9382.21
IMATRL PRASUN   SHR__CHT 19990430 19990512 103250 R00000000000017

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on March 12, 1998, when the fund started, and the current 3.00% trading fee was paid. As the chart shows, by April 30, 1999, the value of the investment would have been $9,198 - an 8.02% decrease on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,382 - a 6.18% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Powerful momentum in stock prices
and overwhelming investor
confidence provided the backdrop
for the surge in large-cap stock
prices during the 12-month period
that ended April 30, 1999.
Following the July through October
1998 correction, investor
confidence was bolstered by a
near-perfect economic environment
of strong domestic growth, low
interest rates, benign inflation and
improving overseas markets. The
hype surrounding equities was
greatest in the technology sector,
most notably Internet stocks.
Pharmaceutical, finance and
telecommunications shares also
performed well. Late in the period,
economically sensitive cyclical stocks
outperformed other sectors as
investors worried about the
potential threat of inflation due to
strong economic indicators in the
U.S. and signs that global markets
were beginning to turn around.
Approximately one month after
surpassing the 10,000 level late in
March, the Dow Jones Industrial
Average was flirting with 11,000.
As market leadership
broadened into cyclical stocks and
value-oriented sectors, the surge in
stock prices drove the Dow Jones
Industrials, Standard & Poor's 500
and NASDAQ indexes up 21.06%,
21.82% and 36.10%, respectively,
for the year. The phenomenal
performance of a narrow group of
large-cap growth stocks, however,
masked the weak results of the
overall market as the average stock
on the New York Stock Exchange
posted negative returns during the
period.

(photograph of Paul Antico)

An interview with Paul Antico, Portfolio Manager of Fidelity Small Cap
Stock Fund

Q. HOW DID THE FUND PERFORM, PAUL?

A. For the 12 months that ended April 30, 1999, the fund returned
-10.12%, outperforming the small cap funds average's return of -11.11%, according to Lipper Inc. The fund also compares its performance to the Russell 2000 Index, which returned -9.25% over the same 12-month period.

Q. HOW DID YOU MANAGE THE FUND IN THIS DIFFICULT YEAR FOR SMALL-CAP
STOCKS?

A. It was a challenge. The past year saw investors continuing to seek out the perceived safety of larger companies as the crisis in Asia spread, widening the gap between large- and small-cap stock returns. A few companies among the fund's health care and financial stock holdings announced unfavorable news during the third quarter of 1998, and their stock prices plummeted - a recurring theme in the small-cap market. This caused the fund to slightly underperform the Russell index during the first several months of the period. To make the fund more manageable as I sought good opportunities, I reduced the number of holdings. Ideally, I wanted the fund to hold 200 or fewer stocks, and I maintained that level throughout the latter part of the period. I also built a core foundation of long-term, stable companies to anchor the fund with what I expect will be steady, respectable appreciation while I continued to look for exciting undiscovered companies to maximize return. This strategy appeared to have paid off in the second half of the fiscal year as the fund outperformed the Russell 2000 Index and its peer group in six out of the seven months from October through April.

Q. THE FUND OUTPERFORMED ITS PEER GROUP DUE IN PART TO AN
OVERWEIGHTING - AND GOOD STOCK PICKING - IN MEDIA AND LEISURE STOCKS. WHY DID YOU LIKE THESE STOCKS, AND WHICH ONES PERFORMED WELL?

A. I tried to identify companies that I believed would be good long-term performers. For example, cable stocks provided tremendous returns. Cable TV is one of the few businesses in America that maintained pricing power - the ability to raise prices - over the last couple of years, and cable providers have developed new services - still in their infancy - that should be extremely valuable over the long term. Videotron - the fund's biggest holding at the end of the period - is a Canadian telecommunications company that operates cable TV, TV broadcasting, telephone services and interactive multimedia services, and had very strong performance. TCA Cable, another top 10 holding, is the 16th largest regional cable TV operator in the U.S. It also performed very well.

Q. WHICH OTHER STOCKS HELPED PERFORMANCE?

A. Gemstar International, one of the fund's top holdings, manufactures electronic devices and develops software that enhances the viewing and recording of television programming, including the "VCR+" instant recording device and an on-screen programming guide. It continued to demonstrate the importance of its technology to service providers and consumers, and successfully defended itself from a hostile takeover effort. RealNetworks, a leader in audio and video streaming technology for the Internet, continued to maintain its dominant market share and forge further important strategic alliances.

Q. WHAT ABOUT DISAPPOINTMENTS?

A. Sirrom Capital, a specialty finance company, performed poorly following an increase in the number of its problem loans and a decrease in the value of its warrant portfolio in a weak Initial Public Offering market last year. Another disappointment was ESC Medical, a maker of laser products used for cosmetic treatments. The company experienced a sudden slowdown in the growth of its core products and encountered integration problems from a major acquisition. Party City had a good concept and had previously had good earnings growth, but business conditions deteriorated during the period and management was slow to respond. I sold these stocks from the fund's portfolio.

Q. WHAT'S YOUR OUTLOOK?

A. I don't try to predict the direction of the economy or the overall market. However, given the volatility of small caps in general, I put a great deal of emphasis on owning what I perceive are only high-quality, long-term stories, while responding to moves in stock prices on the basis of the fundamentals of individual companies. I also have the benefit of working with a great team of researchers following small-cap stocks, both domestically and overseas, who follow up on my ideas and come up with their own. That being said, I believe that the fund is well positioned right now with a great core of long-term, stable companies complemented by exciting new stories. My goal is to sustain a manageable number of holdings, reduce turnover and find good returns while minimizing risk.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

START DATE: March 12, 1998

FUND NUMBER: 340

TRADING SYMBOL: FSLCX

SIZE: as of April 30, 1999
more than $426 million

MANAGER: Paul Antico, since
inception; manager, Fidelity
Select Consumer Industries
Portfolio, 1997-1998; Fidelity
Advisor Consumer Industries
Fund, 1997-1998; Fidelity
Select Industrial Equipment
Portfolio, 1996-1997; Fidelity
Select Developing
Communications Portfolio,
1993-1996; joined Fidelity
in 1991

PAUL ANTICO ON FIDELITY'S
SMALL-CAP RESEARCH TEAM:

"Given the industry's increasing
focus on large-cap stocks, we took
the opportunity to restructure our
team of analysts to maximize
coverage, while increasing
opportunities to find new and
exciting small companies that
may be overlooked by others.
Each `core' analyst now follows a
smaller number of companies,
supported by a team of small-cap
analysts that follows small
companies across the entire market
spectrum.

"I get a lot of help from the `core'
analysts, but by creating the new
small-cap team, I can also send
individual members to scout out
small companies that aren't
followed regularly by Fidelity or
its competitors. This gives
Fidelity the ability to follow
companies that are generally
too small to be covered by most
investment analysts, and allows
me to get the information I need,
when I need it.

"This group also adds value by
initiating new ideas, as do other
Fidelity fund managers who are
buying small-cap stocks. All in
all, this new system has been
working well."

NOTE TO SHAREHOLDERS:

On March 17, 1999, Fidelity
Small Cap Stock Fund re-opened
to new investors.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Videotron Group Ltd. (sub.      4.0                      2.8
vtg.)

IMAX Corp.                      3.6                      3.6

TCA Cable TV, Inc.              2.8                      3.6

Maxwell Technologies, Inc.      2.4                      3.1

Medialink Worldwide, Inc.       2.1                      1.7

Pinnacle Systems, Inc.          2.0                      1.0

Avid Technology, Inc.           2.0                      1.6

Source Information Management   1.9                      0.3
Co.

Boardwalk Equities, Inc.        1.7                      1.4

QRS Corp.                       1.6                      0.6

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      20.7                     16.9

MEDIA & LEISURE                 16.0                     18.0

SERVICES                        9.3                      6.0

INDUSTRIAL MACHINERY &          7.8                      5.3
EQUIPMENT

RETAIL & WHOLESALE              6.5                      9.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999*

Stocks 89.9%
Convertible
securities 2.1%
Short-term
investments 8.0%
*FOREIGN
INVESTMENTS 23.1%

Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 89.90000000000001

AS OF OCTOBER 31, 1998**

Stocks 87.1%
Convertible
securities 1.8%
Short-term
investments 11.1%
**FOREIGN
INVESTMENTS 20.8%

Row: 1, Col: 1, Value: 11.1
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 87.09999999999999




INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.9%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.8%

AEROSPACE & DEFENSE - 2.1%

Alliant Techsystems, Inc. (a)     52,500                   $ 4,298,438

BE Aerospace, Inc. (a)            101,800                   1,736,963

Orbital Sciences Corp. (a)        140,900                   2,967,706

                                                            9,003,107

DEFENSE ELECTRONICS - 0.7%

Alpha Industries, Inc. (a)        85,450                    3,012,113

Herley Industries, Inc.           4,100                     52,531

                                                            3,064,644

TOTAL AEROSPACE & DEFENSE                                   12,067,751

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.1%

Ivex Packaging Corp. (a)          35,300                    694,969

METALS & MINING - 0.2%

General Cable Corp.               50,800                    755,650

PACKAGING & CONTAINERS - 0.3%

Tupperware Corp.                  51,700                    1,224,644

PAPER & FOREST PRODUCTS - 0.6%

Mercer International, Inc.        258,500                   1,712,563
(SBI)

Unisource Worldwide, Inc.         95,300                    774,313

                                                            2,486,876

TOTAL BASIC INDUSTRIES                                      5,162,139

CONSTRUCTION & REAL ESTATE -
5.7%

BUILDING MATERIALS - 0.8%

Giant Cement Holding, Inc. (a)    49,200                    1,088,550

Munters AB                        114,400                   1,183,040

York International Corp.          30,100                    1,241,625

                                                            3,513,215

REAL ESTATE - 1.7%

Boardwalk Equities, Inc. (a)      729,300                   7,308,017

REAL ESTATE INVESTMENT TRUSTS
- 3.2%

Alexandria Real Estate            64,200                    1,809,638
Equities, Inc.

AMRESCO Capital Trust, Inc.       215,700                   2,264,850

Apartment Investment &            41,100                    1,646,569
Management Co. Class A

Home Properties of N.Y., Inc.     76,450                    1,978,144

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Ocwen Asset Investment Corp.      462,200                  $ 2,224,338

Redwood Trust, Inc.               216,900                   3,646,631

                                                            13,570,170

TOTAL CONSTRUCTION & REAL                                   24,391,402
ESTATE

DURABLES - 4.3%

AUTOS, TIRES, & ACCESSORIES -
0.5%

Monro Muffler Brake, Inc.         140,600                   966,625

Pep Boys-Manny, Moe & Jack        73,300                    1,049,106

                                                            2,015,731

CONSUMER ELECTRONICS - 1.5%

Gemstar International Group       63,200                    6,659,700
Ltd. (a)

HOME FURNISHINGS - 0.3%

Beter Bed Holding NV              38,100                    1,099,273

TEXTILES & APPAREL - 2.0%

Cutter & Buck, Inc. (a)           204,600                   5,294,025

Gildan Activewear, Inc. Class     70,100                    941,969
A (a)

Jeans Mate Corp.                  45,800                    1,308,243

Nautica Enterprises, Inc. (a)     70,000                    949,375

                                                            8,493,612

TOTAL DURABLES                                              18,268,316

ENERGY - 4.5%

ENERGY SERVICES - 2.6%

BJ Services Co. (a)               59,600                    1,594,300

Helmerich & Payne, Inc.           120,600                   3,105,450

KBC Advanced Technologies PLC     267,100                   774,537

Nabors Industries, Inc. (a)       101,500                   2,087,094

Smith International, Inc.         35,800                    1,606,525

UTI Energy Corp. (a)              143,000                   1,912,625

                                                            11,080,531

OIL & GAS - 1.9%

Beau Canada Exploration Ltd.      566,800                   902,523
(a)

Bonavista Petroleum Ltd. (a)      91,700                    849,657

Crestar Energy, Inc. (a)          125,000                   1,514,242

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Frontier Oil Corp. (a)            427,300                  $ 2,296,738

Santa Fe Energy Resources,        289,700                   2,607,300
Inc. (a)

                                                            8,170,460

TOTAL ENERGY                                                19,250,991

FINANCE - 4.2%

BANKS - 0.6%

Cathay Bancorp, Inc.              21,400                    746,325

Hanmi Bank (a)                    67,019                    929,889

Sterling Bancorp                  53,600                    1,112,200

                                                            2,788,414

CREDIT & OTHER FINANCE - 2.2%

Capital Trust, Inc. (a)           370,300                   1,990,363

Long Beach Financial Corp. (a)    206,500                   2,297,313

Medallion Financial Corp.         306,650                   5,174,719

                                                            9,462,395

INSURANCE - 0.3%

Enhance Financial Services        57,200                    1,183,325
Group, Inc.

Financial Security Assurance      2,500                     142,813
Holdings Ltd.

                                                            1,326,138

SAVINGS & LOANS - 0.6%

Bank United Corp. Class A         23,800                    960,925

Richmond County Financial         50,000                    821,875
Corp.

Webster Financial Corp.           20,000                    615,000

                                                            2,397,800

SECURITIES INDUSTRY - 0.5%

Affiliated Managers Group,        36,200                    1,052,063
Inc. (a)

Dain Rauscher Corp.               25,200                    1,080,450

                                                            2,132,513

TOTAL FINANCE                                               18,107,260

HEALTH - 3.7%

DRUGS & PHARMACEUTICALS - 1.3%

Alkermes, Inc. (a)                66,800                    1,786,900

Biovail Corp. International       20,000                    713,795
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Chirex, Inc. (a)                  10,000                   $ 260,000

Cytyc Corp. (a)                   84,100                    1,645,206

PAREXEL International Corp.       45,000                    1,082,813
(a)

                                                            5,488,714

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

American Science Engineering,     81,700                    643,388
Inc. (a)

Cyberonics, Inc. (a)              255,000                   2,071,875

I-Stat Corp. (a)                  313,100                   3,228,844

Resmed, Inc. (a)                  30,000                    793,125

Respironics, Inc. (a)             95,000                    1,341,875

                                                            8,079,107

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Mid-Atlantic Medical              80,000                    730,000
Services, Inc. (a)

Orthodontic Centers of            43,100                    533,363
America, Inc. (a)

Syncor International Corp. (a)    35,000                    997,500

                                                            2,260,863

TOTAL HEALTH                                                15,828,684

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.4%

ELECTRICAL EQUIPMENT - 5.3%

Allen Telecom, Inc. (a)           340,900                   3,195,938

Avid Technology, Inc. (a)         517,100                   8,402,875

C-COR Electronics, Inc. (a)       54,000                    1,316,250

Pinnacle Systems, Inc. (a)        155,700                   8,466,188

VWR Scientific Products Corp.     52,400                    1,342,750
(a)

                                                            22,724,001

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

Badger Daylighting, Inc. (a)      250,400                   1,074,125

Case Corp.                        32,100                    1,111,463

Hitachi Construction              160,000                   975,708
Machinery Co. Ltd.

Lindsay Manufacturing Co.         52,900                    1,127,431

Nitto Kohki Co. Ltd.              34,600                    452,136

                                                            4,740,863

TOTAL INDUSTRIAL MACHINERY &                                27,464,864
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - 16.0%

BROADCASTING - 7.6%

Pegasus Communications Corp.      50,000                   $ 2,050,000
(a)

SBS Broadcasting SA (a)           45,000                    1,417,500

TCA Cable TV, Inc.                241,500                   12,029,719

Videotron Group Ltd. (sub.        833,600                   17,049,591
vtg.)

                                                            32,546,810

ENTERTAINMENT - 4.4%

Dover Downs Entertainment,        6,700                     111,806
Inc.

Holmes Place PLC                  150,000                   797,445

IMAX Corp. (a)                    785,100                   15,357,138

Toolex International NV (a)       187,400                   2,470,318

                                                            18,736,707

LEISURE DURABLES & TOYS - 0.4%

Coachmen Industries, Inc.         54,200                    1,023,025

Winnebago Industries, Inc.        49,500                    708,469

                                                            1,731,494

LODGING & GAMING - 0.9%

Hanover International PLC         315,000                   649,555

Players International, Inc.       281,800                   1,681,994
(a)

Prime Hospitality Corp. (a)       110,000                   1,340,625

                                                            3,672,174

RESTAURANTS - 2.7%

CEC Entertainment, Inc. (a)       87,700                    3,288,750

Friendly Ice Cream Corp. (a)      47,500                    261,250

Morton's Restaurant Group,        34,100                    579,700
Inc. (a)

New World Coffee & Bagels,        1,437,100                 1,302,372
Inc. (a)(c)

Outback Steakhouse, Inc. (a)      19,450                    696,553

Papa John's International,        12,800                    514,400
Inc. (a)

PJ America, Inc. (a)              91,700                    2,154,950

Ruby Tuesday, Inc.                47,700                    870,525

Sizzler International, Inc.       649,800                   1,177,763
(a)

Uno Restaurant Corp. (a)          120,100                   945,788

                                                            11,792,051

TOTAL MEDIA & LEISURE                                       68,479,236

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

NONDURABLES - 3.0%

BEVERAGES - 1.2%

Canandaigua Wine, Inc. Class      20,900                   $ 1,076,350
A (a)

Celestial Seasonings, Inc. (a)    85,800                    1,640,925

Golden State Vinters, Inc.        64,700                    465,031
Class B (a)

Lion Nathan Ltd.                  369,800                   930,814

Sleeman Breweries Ltd. (a)        171,300                   887,656

                                                            5,000,776

FOODS - 1.6%

Ben & Jerry's Homemade, Inc.      41,100                    1,194,469
Class A (a)

Chiquita Brands                   80,000                    800,000
International, Inc.

Corn Products International,      81,900                    2,364,863
Inc.

Matthews (Bernard) PLC            524,216                   1,140,091

PIC International Group PLC       1,286,900                 1,264,650

Vlasic Foods International,       25,900                    212,056
Inc. (a)

                                                            6,976,129

HOUSEHOLD PRODUCTS - 0.2%

Alberto-Culver Co. Class B        30,000                    746,250

TOTAL NONDURABLES                                           12,723,155

PRECIOUS METALS - 0.4%

Agnico-Eagle Mines Ltd.           137,500                   849,348

Euro-Nevada Mining Corp. Ltd.     59,000                    1,010,329

                                                            1,859,677

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 1.1%

Baker (J.), Inc.                  178,300                   1,058,656

Hibbett Sporting Goods, Inc.      15,000                    409,688
(a)

Suzy Shier Ltd. (sub-vtg.)        90,100                    618,394

Venator Group, Inc. (a)           80,000                    775,000

Wet Seal, Inc. Class A (a)        40,200                    1,638,150

                                                            4,499,888

GENERAL MERCHANDISE STORES -
0.8%

Freds, Inc. Class A               73,400                    857,863

Stein Mart, Inc. (a)              80,000                    800,000

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Tuesday Morning Corp. (a)         50,200                   $ 978,900

Warehouse Group Ltd. (The)        200,000                   797,633

                                                            3,434,396

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.9%

Action Performance Companies,     181,900                   6,161,863
Inc. (a)

AgriBioTech, Inc. (a)             150,000                   1,153,125

AgriBioTech, Inc. warrants        60,000                    1
12/31/01 (a)

Barbeques Galore Ltd.             223,200                   1,395,000
sponsored ADR (a)

Don Quijote Co. Ltd.              7,900                     1,839,672

Forzani Group Ltd. (a)            451,400                   991,407

PETsMART, Inc. (a)                108,000                   1,005,750

Valley Media, Inc. (a)            51,700                    1,298,963

Yamada Denki Co. Ltd.             76,000                    2,832,970

                                                            16,678,751

TOTAL RETAIL & WHOLESALE                                    24,613,035

SERVICES - 9.3%

EDUCATIONAL SERVICES - 1.2%

ITT Educational Services,         63,600                    1,562,175
Inc. (a)

Prosoft I-Net Solutions, Inc.     1,283,000                 3,448,063
(a)(c)

                                                            5,010,238

SERVICES - 8.1%

Bright Horizons Family            14,000                    301,000
Solutions, Inc. (a)

Charles River Associates,         91,500                    2,013,000
Inc.

Childtime Learning Centers,       516,800                   5,943,200
Inc. (a)(c)

Cornell Corrections, Inc. (a)     46,000                    925,750

de la Rue PLC                     183,800                   846,851

Harvey Nash Group PLC             800,500                   4,191,218

International Telecom Data        105,200                   1,190,075
Systems, Inc. (a)

Medialink Worldwide, Inc.         531,200                   8,897,600
(a)(c)

Medpartners, Inc. (a)             150,000                   787,500

Renaissance Worldwide, Inc.       202,900                   1,344,213
(a)

Source Information Management     661,500                   8,103,375
Co. (a)(c)

                                                            34,543,782

TOTAL SERVICES                                              39,554,020

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - 20.7%

COMMUNICATIONS EQUIPMENT - 1.4%

Centigram Communications          285,600                  $ 2,570,400
Corp. (a)

DSP Communications, Inc. (a)      50,000                    1,362,500

Inter-Tel, Inc.                   127,900                   1,774,613

P-Com, Inc. (a)                   50,000                    292,188

                                                            5,999,701

COMPUTER SERVICES & SOFTWARE
- 9.7%

Affymetrix, Inc. (a)              76,700                    3,135,113

Black Box Corp. (a)               27,300                    935,025

EIS International, Inc. (a)(c)    838,400                   2,934,400

Fundtech Ltd. (a)                 48,500                    1,670,219

Hitachi Information Systems,      72,000                    916,133
Ltd.

ICT Automatisering NV             40,000                    813,158

Integrated Measurement            145,800                   1,676,700
Systems, Inc. (a)

Mechanical Dynamics, Inc.         530,000                   2,915,000
(a)(c)

Mecon, Inc. (a)(c)                630,200                   3,820,588

Medical Manager Corp. (a)         35,000                    997,500

Melita International Corp. (a)    267,200                   3,306,600

Pervasive Software, Inc. (a)      45,000                    652,500

Polycom, Inc. (a)                 28,700                    701,356

QRS Corp. (a)                     126,700                   6,968,500

RealNetworks, Inc. (a)            7,000                     1,550,500

Resco AB Series B                 45,400                    493,777

Shared Medical Systems Corp.      17,000                    923,313

Simware, Inc. (a)(c)              394,700                   1,677,475

Titan Corp. (a)                   169,600                   975,200

Triad Group PLC                   143,000                   1,209,458

Uproar Ltd. (a)                   2,000                     1,238,796

Yahoo Japan Corp.                 6                         2,080,750

                                                            41,592,061

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Ciprico, Inc. (a)                 211,200                   1,980,000

Coinstar, Inc. (a)                222,900                   5,238,150

Logitech International SA ADR     92,700                    1,344,150
(a)

                                                            8,562,300

ELECTRONIC INSTRUMENTS - 3.3%

JDS Fitel, Inc. (a)               108,200                   6,535,072

Optical Coating Laboratories,     35,000                    2,156,875
Inc.

Tech-Sym Corp. (a)                126,900                   2,783,869

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

Thermoquest Corp. (a)             112,300                  $ 1,228,281

Tokyo Seimitsu Co. Ltd.           20,000                    1,107,388

                                                            13,811,485

ELECTRONICS - 4.3%

Celestica, Inc. (sub-vtg.) (a)    29,400                    1,170,350

Etec Systems, Inc. (a)            10,000                    308,750

Maxwell Technologies, Inc.        544,300                   10,273,663
(a)(c)

QLogic Corp. (a)                  4,800                     335,700

Rambus, Inc. (a)                  12,200                    733,525

S3, Inc. (a)                      249,200                   1,791,125

SDL, Inc. (a)                     6,100                     666,425

Semtech Corp. (a)                 54,900                    1,791,113

Unitrode Corp. (a)                80,100                    1,416,769

                                                            18,487,420

TOTAL TECHNOLOGY                                            88,452,967

TRANSPORTATION - 1.1%

SHIPPING - 0.2%

Sea Containers Ltd. Class A       32,900                    1,050,744

TRUCKING & FREIGHT - 0.9%

Consolidated Freightways          70,000                    787,500
Corp. (a)

Hunt (J.B.) Transport             64,500                    1,342,406
Services, Inc.

Mark VII, Inc. (a)                24,200                    344,850

USFreightways Corp.               33,600                    1,260,000

                                                            3,734,756

TOTAL TRANSPORTATION                                        4,785,500

UTILITIES - 0.8%

CELLULAR - 0.7%

Advanced Radio Telecom Corp.      35,000                    463,750
(a)

Metrocall, Inc. (a)               692,400                   2,163,750

SkyTel Communications, Inc.       16,110                    275,884
(a)

                                                            2,903,384

ELECTRIC UTILITY - 0.0%

CILCORP, Inc.                     200                       12,100

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.1%

NEXTLINK Communications, Inc.     8,400                    $ 615,300
Class A (a)

TOTAL UTILITIES                                             3,530,784

TOTAL COMMON STOCKS                                         384,539,781
(Cost $371,787,449)


CONVERTIBLE BONDS - 2.1%

MOODY'S RATINGS (UNAUDITED)             PRINCIPAL AMOUNT

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

ELECTRICAL EQUIPMENT - 1.4%

ANTEC Corp. 4.5% 5/15/03 (d)    B2      $ 4,425,000                    5,774,625

RETAIL & WHOLESALE - 0.7%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.7%

Action Performance Companies,   B1       3,375,000                     3,138,750
Inc. 4.75% 4/1/05 (d)

TOTAL CONVERTIBLE BONDS                                                8,913,375
(Cost $7,894,820)


CASH EQUIVALENTS - 8.0%

                                         SHARES

Taxable Central Cash Fund (b)            34,437,350                   34,437,350
(Cost $34,437,350)

TOTAL INVESTMENT IN                                                 $ 427,890,506
SECURITIES - 100%
(Cost $414,119,619)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,913,375 or 2.1% of net assets.

OTHER INFORMATION

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    76.9%

Canada                      14.2

Japan                       2.7

United Kingdom              2.7

Netherlands                 1.1

Others (individually less   2.4
than 1%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $428,460,340. Net unrealized depreciation $569,834, of which $61,554,215 related to appreciated investment securities and $62,124,049 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $114,374,000 all of which will expire on April 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          APRIL 30, 1999

ASSETS

Investment in securities, at                $ 427,890,506
value (cost $414,119,619) -
See accompanying schedule

Cash                                         38,250

Foreign currency held at                     307,923
value (cost $307,319)

Receivable for investments                   8,177,448
sold

Receivable for fund shares                   362,023
sold

Dividends receivable                         218,904

Interest receivable                          171,248

Redemption fees receivable                   8,505

 TOTAL ASSETS                                437,174,807

LIABILITIES

Payable for investments        $ 9,852,782
purchased

Payable for fund shares         671,226
redeemed

Accrued management fee          246,578

Other payables and accrued      81,875
expenses

 TOTAL LIABILITIES                           10,852,461

NET ASSETS                                  $ 426,322,346

Net Assets consist of:

Paid in capital                             $ 540,352,816

Undistributed net investment                 65,541
income

Accumulated undistributed net                (127,866,414)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  13,770,403
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 45,068,421                  $ 426,322,346
shares outstanding

NET ASSET VALUE and offering                 $9.46
price per share
($426,322,346 (divided by)
45,068,421 shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE REDEMPTION FEE.

STATEMENT OF OPERATIONS
                                   YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME                                $ 3,122,990
Dividends

Interest                                          2,493,818

 TOTAL INCOME                                     5,616,808

EXPENSES

Management fee Basic fee         $ 4,118,082

 Performance adjustment           (31,862)

Transfer agent fees               1,259,028

Accounting fees and expenses      290,553

Non-interested trustees'          1,952
compensation

Custodian fees and expenses       69,526

Registration fees                 63,381

Audit                             26,226

Legal                             1,724

Interest                          2,515

Miscellaneous                     1,467

 Total expenses before            5,802,592
reductions

 Expense reductions               (260,104)       5,542,488

NET INVESTMENT INCOME                             74,320

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (122,348,882)
(including realized gain
(loss)   of $(5,708,141) on
sales of investments in
affiliated issuers)

 Foreign currency transactions    127,711

 Futures contracts                (3,187,085)     (125,408,256)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            9,762,268

 Assets and liabilities in        4,564
foreign currencies

 Futures contracts                (786,593)       8,980,239

NET GAIN (LOSS)                                   (116,428,017)

NET INCREASE (DECREASE) IN                       $ (116,353,697)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED APRIL 30, 1999  MARCH 12, 1998 (COMMENCEMENT
                                                            OF OPERATIONS) TO APRIL 30,
                                                            1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 74,320                   $ 345,360
income

 Net realized gain (loss)         (125,408,256)              (2,403,474)

 Change in net unrealized         8,980,239                  4,790,164
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (116,353,697)              2,732,050
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (417,641)                  -
From net investment income

 In excess of net investment      (858,002)                  -
income

TOTAL DISTRIBUTIONS               (1,275,643)                -

Share transactions Net            78,475,113                 736,839,157
proceeds from sales of shares

 Reinvestment of distributions    1,247,873                  -

 Cost of shares redeemed          (281,733,649)              (1,611,538)

 NET INCREASE (DECREASE) IN       (202,010,663)              735,227,619
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   7,964,923                  37,757

  TOTAL INCREASE (DECREASE)       (311,675,080)              737,997,426
IN NET ASSETS

NET ASSETS

 Beginning of period              737,997,426                -

 End of period (including        $ 426,322,346              $ 737,997,426
undistributed net investment
income of $65,541 and
$343,622, respectively)

OTHER INFORMATION
Shares

 Sold                             8,142,223                  70,122,993

 Issued in reinvestment of        148,911                    -
distributions

 Redeemed                         (33,192,383)               (153,323)

 Net increase (decrease)          (24,901,249)               69,969,670


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999       1998 G



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.55    $ 10.00
period

Income from Investment
Operations

Net investment income D           -          .01

Net realized and unrealized       (1.20)     .54
gain (loss)

Total from investment             (1.20)     .55
operations

Less Distributions

 From net investment income       (.01)      -

 In excess of net investment      (.01)      -
income

 Total distributions              (.02)      -

Redemption fees added to paid     .13        -
in capital

Net asset value, end of period   $ 9.46     $ 10.55

TOTAL RETURN B, C                 (10.12)%   5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 426,322  $ 737,997
(000 omitted)

Ratio of expenses to average      1.04%      1.50% A, E
net assets

Ratio of expenses to average      .99% F     1.48%A, F
net assets after expense
reductions

Ratio of net investment           .01%       .67%A
income to average net assets

Portfolio turnover rate           170%       75%A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. G FOR THE PERIOD MARCH 12, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TRADING (REDEMPTION) FEES. Shares held in the fund less than three years are subject to a trading fee equal to 3.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or

2. OPERATING POLICIES -
CONTINUED

JOINT TRADING ACCOUNT -
CONTINUED

more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $877,340,311 and $979,338,191, respectively.

3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED

The market value of futures contracts opened and closed during the period amounted to $0 and $116,315,322, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment took effect in March 1999. For the period, the management fee was equivalent to an annual rate of .73% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $123,909 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $3,447,400. The weighted average interest rate was 5.25%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $245,465 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $14,639 under this arrangement.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                           PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Childtime Learning Centers,         $ 4,935,707        $ 203,125        $ -                  $ 5,943,200
Inc.

EIS International, Inc.              1,984,215          2,452,603        -                    2,934,400

Maxwell Technologies, Inc.           9,949,570          9,611,112        -                    10,273,663

Mechanical Dynamics, Inc.            3,988,173          1,208,749        -                    2,915,000

Mecon, Inc.                          907,725            28,750           -                    3,820,588

Medialink Worldwide, Inc.            5,229,271          618,738          -                    8,897,600

National Record Mart, Inc.           -                  357,778          -                    -

New World Coffee & Bagels,           981,055            257,967          -                    1,302,372
Inc.

Party City Corp.                     1,681,880          4,406,870        -                    -

Prosoft I-Net Solutions, Inc.        2,143,313          -                -                    3,448,063

Resco AB Series B                    -                  129,321          -                    -

Simware, Inc.                        296,435            356,250          -                    1,677,475

Source Information Management        1,400,393          -                -                    8,103,375
Co.

Spec's Music, Inc.                   59,375             996,875          -                    -

Tefron Ltd.                          261,125            2,507,499        -                    -

TOTALS                              $33,818,237        $23,135,637      $ -                  $ 49,315,736


INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Small Cap Stock Fund as of April 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period March 12, 1998 (commencement of operations) to April 30, 1998 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 7, 1999

OTHER INFORMATION


Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the current fiscal year. For the fiscal year ended April 30, 1998, PricewaterhouseCoopers LLP's audit report contained no adverse opinion or disclaimer of opinion; nor was their report qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

DISTRIBUTIONS


A total of 73% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY
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INVESTMENT ADVISER
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INVESTMENT SUB-ADVISERS
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OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
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Thomas R. Williams *

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SPARTAN
MARKET INDEX
FUND(REGISTERED TRADEMARK)

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   30  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  34  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  39  The auditors' opinion.
ACCOUNTANTS

OTHER INFORMATION      40

DISTRIBUTIONS          41

OF SPECIAL NOTE        42

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MARKET INDEX              21.68%       224.30%       389.05%

S&P 500 (registered trademark)    21.82%       228.90%       398.76%

S&P 500 Index Objective Funds     21.28%       221.79%       n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 6, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MARKET INDEX             21.68%       26.53%        18.93%

S&P 500                          21.82%       26.89%        19.19%

S&P 500 Index Objective Funds    21.28%       26.33%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Market Index        S&P 500
             00317                       SP001
  1990/03/06      10000.00                    10000.00
  1990/03/31      10080.00                    10077.26
  1990/04/30       9832.00                     9825.33
  1990/05/31      10828.00                    10783.30
  1990/06/30      10759.05                    10709.97
  1990/07/31      10726.82                    10675.70
  1990/08/31       9755.68                     9710.62
  1990/09/30       9278.83                     9237.71
  1990/10/31       9246.32                     9197.99
  1990/11/30       9843.77                     9792.18
  1990/12/31      10104.76                    10065.38
  1991/01/31      10552.31                    10504.23
  1991/02/28      11307.81                    11255.28
  1991/03/31      11576.40                    11527.66
  1991/04/30      11605.36                    11555.33
  1991/05/31      12101.66                    12054.52
  1991/06/30      11541.33                    11502.42
  1991/07/31      12083.37                    12038.43
  1991/08/31      12362.73                    12323.74
  1991/09/30      12158.48                    12117.94
  1991/10/31      12318.02                    12280.32
  1991/11/30      11818.41                    11785.42
  1991/12/31      13169.28                    13133.67
  1992/01/31      12923.44                    12889.39
  1992/02/29      13084.50                    13056.95
  1992/03/31      12824.48                    12802.34
  1992/04/30      13199.92                    13178.73
  1992/05/31      13259.64                    13243.30
  1992/06/30      13062.40                    13045.98
  1992/07/31      13590.56                    13579.56
  1992/08/31      13311.45                    13301.18
  1992/09/30      13465.08                    13458.13
  1992/10/31      13503.97                    13505.23
  1992/11/30      13957.71                    13965.76
  1992/12/31      14131.46                    14137.54
  1993/01/31      14240.20                    14256.30
  1993/02/28      14431.57                    14450.18
  1993/03/31      14731.95                    14755.08
  1993/04/30      14368.79                    14398.01
  1993/05/31      14749.45                    14783.88
  1993/06/30      14784.85                    14826.75
  1993/07/31      14718.47                    14767.44
  1993/08/31      15267.21                    15327.13
  1993/09/30      15147.31                    15209.11
  1993/10/31      15458.89                    15523.94
  1993/11/30      15307.55                    15376.46
  1993/12/31      15490.51                    15562.52
  1994/01/31      16009.85                    16091.64
  1994/02/28      15571.10                    15655.56
  1994/03/31      14886.68                    14972.97
  1994/04/30      15080.31                    15164.63
  1994/05/31      15323.46                    15413.33
  1994/06/30      14942.26                    15035.70
  1994/07/31      15431.43                    15528.87
  1994/08/31      16056.48                    16165.56
  1994/09/30      15661.49                    15769.50
  1994/10/31      16007.70                    16124.31
  1994/11/30      15420.05                    15537.07
  1994/12/31      15649.20                    15767.48
  1995/01/31      16052.46                    16176.33
  1995/02/28      16671.10                    16806.72
  1995/03/31      17154.37                    17302.69
  1995/04/30      17656.61                    17812.26
  1995/05/31      18352.37                    18524.21
  1995/06/30      18766.45                    18954.53
  1995/07/31      19389.52                    19583.06
  1995/08/31      19436.02                    19632.21
  1995/09/30      20247.40                    20460.69
  1995/10/31      20172.60                    20387.65
  1995/11/30      21046.82                    21282.67
  1995/12/31      21439.08                    21692.57
  1996/01/31      22172.32                    22430.99
  1996/02/29      22371.00                    22638.92
  1996/03/31      22600.27                    22856.93
  1996/04/30      22923.54                    23193.85
  1996/05/31      23503.52                    23792.01
  1996/06/30      23597.08                    23882.66
  1996/07/31      22548.32                    22827.53
  1996/08/31      23009.58                    23308.96
  1996/09/30      24292.52                    24620.79
  1996/10/31      24960.81                    25299.83
  1996/11/30      26833.97                    27212.24
  1996/12/31      26283.26                    26673.17
  1997/01/31      27916.74                    28339.71
  1997/02/28      28123.38                    28561.89
  1997/03/31      26952.39                    27388.28
  1997/04/30      28557.59                    29023.36
  1997/05/31      30296.13                    30790.30
  1997/06/30      31634.23                    32169.71
  1997/07/31      34158.72                    34729.45
  1997/08/31      32248.97                    32783.91
  1997/09/30      34002.51                    34579.49
  1997/10/31      32878.84                    33424.53
  1997/11/30      34375.39                    34971.75
  1997/12/31      34964.10                    35572.22
  1998/01/31      35357.13                    35965.65
  1998/02/28      37873.52                    38559.49
  1998/03/31      39792.72                    40534.12
  1998/04/30      40190.85                    40941.89
  1998/05/31      39481.36                    40238.10
  1998/06/30      41093.30                    41872.57
  1998/07/31      40648.06                    41426.63
  1998/08/31      34770.85                    35437.17
  1998/09/30      37002.31                    37707.27
  1998/10/31      40014.24                    40774.38
  1998/11/30      42429.03                    43245.72
  1998/12/31      44922.91                    45737.54
  1999/01/31      46740.05                    47650.28
  1999/02/28      45270.53                    46169.31
  1999/03/31      47098.21                    48016.54
  1999/04/30      48904.82                    49876.22
IMATRL PRASUN   SHR__CHT 19990430 19990512 103420 R00000000000113

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Market Index Fund on March 6, 1990, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have grown to $48,905 - a 389.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,876 - a 398.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Frank Salerno)

An interview with Frank Salerno, Portfolio Manager of Spartan Market Index Fund for Bankers Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, FRANK?

A. For the 12 months that ended April 30, 1999, the fund posted a total return of 21.68% - in line with the 21.82% return for the Standard & Poor's 500 Index. The fund's performance was slightly lower than the index due to expenses. The fund also compares performance to the S&P 500 index objective funds average tracked by Lipper Inc., which returned 21.28% during the same period.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
PERIOD?

A. With the exception of the July through October 1998 market correction, nothing seemed to get in the way of the U.S. equity juggernaut. The blissful economic environment of strong domestic growth and low inflation continued during the period with little concern that the Federal Reserve would change its monetary policy anytime soon. The phenomenal performance of the S&P 500, Dow Jones Industrial Average and NASDAQ index, however, masked the sluggish performance of the overall market. Since the October lows of last year, the average stock on the New York Stock Exchange has declined. Recently, however, there were some encouraging signs that market strength was broadening beyond a handful of large-cap issues in the financial and technology sectors to include economically sensitive cyclical and consumer stocks.

Q. WHAT FACTORS DO YOU THINK INFLUENCED THE RECENT ROTATION INTO
CYCLICAL STOCKS?

A. There were a number of technical and fundamental causes for the recent shift. On the technical side, the extreme euphoria in certain segments of the equity market led some investors to believe we were in a classic speculative bubble. The recent shift in investor perceptions caused the mania for technology and Internet stocks to break down, though it is too soon to tell if this weakness will continue. On the fundamental side, the long-overlooked cyclical sector started to outperform other industries against a backdrop of continued strong U.S. growth and signs that global economies were beginning to turn around. Of course, the economic conditions that are favorable for cyclicals could lead to higher inflation, which would be bearish for interest rates and the overall market. But here, too, it is too early to tell if this trend will continue.

Q. LET'S SWITCH TO SOME OF THE INDEX'S SPECIFIC SECTORS. AT
APPROXIMATELY 19% OF THE FUND'S INVESTMENTS, TECHNOLOGY WAS THE
LARGEST WEIGHTING. HOW DID THESE STOCKS PERFORM?

A. The technology sector experienced some weakness toward the end of the period. In general, however, these stocks provided a solid contribution to performance. I think it is important to point out that the S&P 500 is a market-value-weighted index. As a result, companies such as Microsoft, Cisco Systems, IBM, Intel and America Online have a more significant impact on the performance of the index. As these companies produced solid earnings growth and their stocks increased, they drove the index higher with even greater impact.

Q. FINANCE WAS THE SECOND LARGEST SECTOR IN THE INDEX. HOW DID THIS
GROUP PERFORM?

A. Early in the period, financial stocks faced a host of challenges as investors purged a majority of financial services stocks, fearing not just an earnings stumble but a potential global financial meltdown. Nevertheless, it turned out the selling was overdone. Financial stocks rallied following three interest-rate cuts by the Federal Reserve Board, combined with an unusually large number of mega-mergers, including Citicorp and Travelers, BankAmerica and Nationsbank, and First Chicago and Bank One. Providing a further boost to financial stocks was the prospect of improving overseas economies.

Q. UTILITIES AND HEALTH CARE STOCKS ALSO REPRESENTED A SIGNIFICANT PERCENTAGE OF THE INDEX. WHAT WAS THE MARKET ENVIRONMENT LIKE FOR
THESE STOCKS?

A. It was somewhat mixed. In general, telephone utilities outperformed other segments of the sector as these stocks were viewed as providing the best earnings growth potential. Stocks such as AT&T, MCI WorldCom and Lucent helped drive the index higher. On the health care side, pharmaceutical companies outperformed other parts of the industry. The large pharmaceutical companies, such as Pfizer and American Home Products, which have a significant impact on the index, benefited from their strong pipelines of profitable drugs.

Q. WERE THERE ANY DISAPPOINTMENTS FOR THE FUND?

A. There were a few. Due to the well-diversified nature of the index, a handful of stocks across a wide range of industries suffered from poor performance. Shares in companies such as Compaq Computer, health care services provider McKesson HBOC, Disney and Coca-Cola Co. all detracted from performance as these companies reported weak business outlooks and disappointing earnings.

Q. WHAT'S YOUR OUTLOOK?

A. As most will admit, it's very difficult to predict the overall direction of the market. Nevertheless, a reasonable case can be made to say that the major equity indexes could move higher. As I alluded to earlier, in an environment of strong U.S. growth and increasing confidence in global markets, the long-neglected cyclical sectors could continue to drive the S&P 500 higher. Similarly, growth stocks could continue on their upward path if the global economy stumbles, easing investors' concerns about the potential threat of inflation and higher interest rates. Of course, underlying all these possible scenarios is future earnings. If U.S. companies continue to produce solid earnings growth, and we continue to see low interest rates and benign inflation, the market should perform well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a total return
which corresponds to that of
the Standard & Poor's 500
Index

FUND NUMBER: 317

TRADING SYMBOL: FSMKX

START DATE: March 6, 1990

SIZE: as of April 30, 1999,
more than $8.6 billion

MANAGER: Frank Salerno,
of Bankers Trust, since 1997

FRANK SALERNO ON CHANGES
TO THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be representative
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, these
changes are based on events such
as acquisitions, spin-offs or shifts
in asset size."

Here are some recent changes to
the index:

(solid bullet) January 12, 1999: HBO & Co.
was removed and replaced by
McKesson HBOC after it was
acquired by McKesson.
(solid bullet) February 26, 1999: Oryx Energy was removed due to its acquisition by Kerr-McGee.

(solid bullet) March 9, 1999:
Tele-Communications Inc. was
removed after it was acquired by
AT&T, already a component of the
S&P 500.

NOTE TO SHAREHOLDERS:

Effective June 4, 1999, Bankers
Trust Corporation and all of its
subsidiaries, including Bankers
Trust (BT), merged with and into
a subsidiary of Deutsche Bank AG.
At a meeting held on March 18,
1999, the fund's Board of Trustees
approved a new sub-advisory
agreement among the fund, Fidelity
Management & Research Co. and
BT or its successor by merger that
became effective June 4, 1999. This
new sub-advisory agreement will be
presented to the fund's shareholders
for approval on September 15, 1999.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 3.7                      2.9

General Electric Co.            3.1                      3.2

Intel Corp.                     1.8                      1.7

Wal-Mart Stores, Inc.           1.8                      1.7

Exxon Corp.                     1.8                      1.9

International Business          1.7                      1.5
Machines Corp.

Cisco Systems, Inc.             1.6                      1.1

Citigroup, Inc.                 1.5                      1.2

Coca-Cola Co. (The)             1.5                      1.9

Merck & Co., Inc.               1.5                      1.8

TOP TEN MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      19.2                     16.4

FINANCE                         16.2                     16.0

UTILITIES                       11.3                     10.9

HEALTH                          10.8                     12.2

NONDURABLES                     7.7                      9.8

ENERGY                          6.1                      7.0

RETAIL & WHOLESALE              6.0                      5.7

INDUSTRIAL MACHINERY &          5.5                      5.5
EQUIPMENT

MEDIA & LEISURE                 4.4                      4.1

BASIC INDUSTRIES                3.8                      3.7

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


TO MATCH THE STANDARD & POOR'S 500 INDEX, SPARTAN MARKET INDEX FUND SEEKS 100% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.


INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 97.7%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.7%

AEROSPACE & DEFENSE - 1.4%

AlliedSignal, Inc.                434,200                $ 25,509

Boeing Co.                        726,784                 29,526

Goodrich (B.F.) Co.               49,620                  1,972

Lockheed Martin Corp.             312,436                 13,454

Northrop Grumman Corp.            56,300                  3,600

Rockwell International Corp.      155,000                 8,002

Textron, Inc.                     112,900                 10,401

United Technologies Corp.         175,640                 25,446

                                                          117,910

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. Class B              273,540                 19,216

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            99,400                  6,983

TOTAL AEROSPACE & DEFENSE                                 144,109

BASIC INDUSTRIES - 3.8%

CHEMICALS & PLASTICS - 2.0%

Air Products & Chemicals,         179,340                 8,429
Inc.

Ashland, Inc.                     43,430                  1,835

Avery Dennison Corp.              88,500                  6,040

Dow Chemical Co.                  176,570                 23,164

E.I. du Pont de Nemours and       873,960                 61,723
Co.

Eastman Chemical Co.              71,342                  3,973

Engelhard Corp.                   96,237                  1,847

FMC Corp. (a)                     24,300                  1,580

Great Lakes Chemical Corp.        44,100                  2,109

Hercules, Inc.                    90,020                  3,404

Monsanto Co.                      471,400                 21,331

Morton International, Inc.        111,600                 4,506

Nalco Chemical Co.                54,480                  1,992

PPG Industries, Inc.              129,800                 8,429

Praxair, Inc.                     118,000                 6,107

Raychem Corp.                     66,300                  1,753

Rohm & Haas Co.                   122,800                 5,503

Union Carbide Corp.               108,800                 5,644

W.R. Grace & Co. (a)              53,000                  845

                                                          170,214

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - 0.1%

Allegheny Teledyne, Inc.          142,625                $ 3,191

Bethlehem Steel Corp. (a)         87,000                  794

Nucor Corp.                       60,700                  3,562

USX-U.S. Steel Group              80,960                  2,449

Worthington Industries, Inc.      59,725                  825

                                                          10,821

METALS & MINING - 0.4%

Alcan Aluminium Ltd.              157,503                 4,973

Alcoa, Inc.                       270,740                 16,854

ASARCO, Inc.                      30,700                  564

Cyprus Amax Minerals Co.          80,350                  1,235

Freeport-McMoRan Copper &         85,700                  1,312
Gold, Inc. Class B

Inco Ltd.                         105,158                 2,014

Phelps Dodge Corp.                43,740                  2,767

Reynolds Metals Co.               64,740                  4,038

                                                          33,757

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        14,875                  817

Bemis Co., Inc.                   32,400                  1,134

Corning, Inc.                     177,240                 10,147

Crown Cork & Seal Co., Inc.       104,080                 3,383

Owens-Illinois, Inc. (a)          145,900                 4,231

Tupperware Corp.                  40,800                  966

                                                          20,678

PAPER & FOREST PRODUCTS - 1.1%

Boise Cascade Corp.               49,300                  1,984

Champion International Corp.      79,700                  4,359

Fort James Corp.                  169,900                 6,456

Georgia-Pacific Corp.             65,100                  6,022

International Paper Co.           250,800                 13,371

Kimberly-Clark Corp.              424,130                 26,004

Louisiana-Pacific Corp.           80,760                  1,681

Mead Corp.                        85,400                  3,571

Potlatch Corp.                    19,440                  806

Sealed Air Corp. (a)              66,998                  4,074

Temple-Inland, Inc.               37,700                  2,601

Union Camp Corp.                  62,400                  4,953

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Westvaco Corp.                    62,950                 $ 1,881

Weyerhaeuser Co.                  141,000                 9,465

Willamette Industries, Inc.       67,800                  3,170

                                                          90,398

TOTAL BASIC INDUSTRIES                                    325,868

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Armstrong World Industries,       30,110                  1,649
Inc.

Crane Co.                         47,475                  1,374

Fortune Brands, Inc.              151,360                 5,979

Masco Corp.                       281,600                 8,272

Owens-Corning                     35,800                  1,275

Sherwin-Williams Co.              125,980                 3,921

                                                          22,470

CONSTRUCTION - 0.0%

Centex Corp.                      50,620                  1,851

Fleetwood Enterprises, Inc.       30,700                  758

Kaufman & Broad Home Corp.        28,600                  695

Pulte Corp.                       29,800                  674

                                                          3,978

ENGINEERING - 0.0%

EG & G, Inc.                      32,020                  1,001

Fluor Corp.                       54,030                  1,803

Foster Wheeler Corp.              28,700                  387

                                                          3,191

TOTAL CONSTRUCTION & REAL                                 29,639
ESTATE

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
1.8%

AutoZone, Inc. (a)                111,500                 3,345

Cooper Tire & Rubber Co.          67,600                  1,483

Cummins Engine Co., Inc.          28,500                  1,525

Dana Corp.                        124,475                 5,866

Danaher Corp.                     96,500                  6,411

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Eaton Corp.                       60,680                 $ 5,564

Ford Motor Co.                    922,300                 58,970

General Motors Corp.              497,256                 44,225

Genuine Parts Co.                 140,837                 4,225

Goodyear Tire & Rubber Co.        114,700                 6,559

Johnson Controls, Inc.            62,100                  4,529

NACCO Industries, Inc. Class A    4,600                   372

Navistar International Corp.      51,860                  2,713
(a)

PACCAR, Inc.                      68,776                  3,851

Pep Boys-Manny, Moe & Jack        39,600                  567

TRW, Inc.                         92,320                  3,872

                                                          154,077

CONSUMER DURABLES - 0.3%

Minnesota Mining &                308,120                 27,423
Manufacturing Co.

Snap-On, Inc.                     46,550                  1,516

                                                          28,939

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              70,800                  4,018

Maytag Corp.                      76,700                  5,244

Whirlpool Corp.                   52,100                  3,458

                                                          12,720

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           225,522                 10,698

TEXTILES & APPAREL - 0.3%

Fruit of The Loom Ltd. Class      46,100                  493
A (a)

Liz Claiborne, Inc.               46,100                  1,524

NIKE, Inc. Class B                230,320                 14,323

Reebok International Ltd. (a)     38,600                  726

Russell Corp.                     24,600                  544

Springs Industries, Inc.          8,400                   314
Class A

VF Corp.                          93,568                  4,819

                                                          22,743

TOTAL DURABLES                                            229,177

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - 6.1%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc.                268,418                $ 8,019

Halliburton Co.                   343,300                 14,633

Helmerich & Payne, Inc.           37,900                  976

McDermott International, Inc.     39,100                  1,134

Rowan Companies, Inc. (a)         60,300                  965

Schlumberger Ltd.                 422,860                 27,010

                                                          52,737

OIL & GAS - 5.5%

Amerada Hess Corp.                66,740                  3,804

Anadarko Petroleum Corp.          81,400                  3,088

Apache Corp.                      66,900                  2,053

Atlantic Richfield Co.            252,640                 21,206

Burlington Resources, Inc.        154,856                 7,133

Chevron Corp.                     488,280                 48,706

Coastal Corp. (The)               182,100                 6,965

Exxon Corp.                       1,868,020               155,162

Kerr-McGee Corp.                  80,080                  3,393

Mobil Corp.                       609,800                 63,877

Occidental Petroleum Corp.        281,600                 5,685

Phillips Petroleum Co.            191,700                 9,705

Royal Dutch Petroleum Co. (NY     1,661,980               97,537
Registry Gilder 1.25)

Sunoco, Inc.                      60,380                  2,159

Texaco, Inc.                      430,780                 27,031

Union Pacific Resources           203,763                 2,853
Group, Inc.

Unocal Corp.                      190,020                 7,898

USX-Marathon Group                224,400                 7,013

                                                          475,268

TOTAL ENERGY                                              528,005

FINANCE - 16.2%

BANKS - 6.9%

AmSouth Bancorp.                  114,200                 5,432

Bank of America Corp.             1,344,320               96,791

Bank of New York Co., Inc.        606,400                 24,256

Bank One Corp.                    913,004                 53,867

BankBoston Corp.                  247,798                 12,142

Bankers Trust Corp.               26,050                  2,346

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

BB&T Corp.                        214,400                $ 8,563

Capital One Financial Corp.       54,900                  9,535

Chase Manhattan Corp.             652,796                 54,019

Comerica, Inc.                    122,650                 7,980

Fifth Third Bancorp               218,700                 15,678

First Union Corp.                 778,888                 43,131

Firstar Corp.                     565,800                 17,009

Huntington Bancshares, Inc.       144,079                 5,106

KeyCorp                           316,010                 9,777

Mellon Bank Corp.                 204,926                 15,229

Mercantile Bancorp, Inc.          135,300                 7,712

Morgan (JP) & Co., Inc.           138,619                 18,679

National City Corp.               269,275                 19,320

Northern Trust Corp.              92,500                  8,614

PNC Financial Corp.               234,160                 13,552

Regions Financial Corp.           146,900                 5,545

Republic of New York Corp.        72,400                  4,254

SouthTrust Corp.                  152,400                 6,072

State Street Corp.                111,400                 9,748

Summit Bancorp                    130,600                 5,534

SunTrust Banks, Inc.              258,900                 18,511

Synovus Financial Corp.           173,900                 3,848

U.S. Bancorp                      589,011                 21,830

Union Planters Corp.              92,500                  3,960

Wachovia Corp.                    145,200                 12,759

Wells Fargo & Co.                 1,301,740               56,219

                                                          597,018

CREDIT & OTHER FINANCE - 3.3%

American Express Co.              346,072                 45,227

Associates First Capital          549,174                 24,335
Corp. Class A

Citigroup, Inc.                   1,740,403               130,965

Countrywide Credit                79,500                  3,602
Industries, Inc.

Fleet Financial Group, Inc.       456,960                 19,678

Household International, Inc.     390,504                 19,647

MBNA Corp.                        618,350                 17,430

Providian Financial Corp.         114,730                 14,807

Transamerica Corp.                108,544                 7,734

                                                          283,425

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        809,680                $ 57,437

Freddie Mac                       527,500                 33,101

SLM Holding Corp.                 130,700                 5,579

                                                          96,117

INSURANCE - 3.3%

Aetna, Inc.                       114,930                 10,078

Allstate Corp.                    650,166                 23,650

American General Corp.            183,372                 13,570

American International Group,     951,366                 111,726
Inc.

Aon Corp.                         126,950                 8,696

Chubb Corp. (The)                 141,860                 8,405

CIGNA Corp.                       168,660                 14,705

Cincinnati Financial Corp.        112,700                 4,550

Conseco, Inc.                     247,202                 7,802

Hartford Financial Services       184,740                 10,888
Group, Inc.

Jefferson-Pilot Corp.             73,033                  4,921

Lincoln National Corp.            82,260                  7,902

Loews Corp.                       80,200                  5,870

Marsh & McLennan Companies,       209,630                 16,050
Inc.

MBIA, Inc.                        70,400                  4,734

MGIC Investment Corp.             81,500                  3,958

Progressive Corp.                 53,800                  7,720

Provident Companies, Inc.         94,300                  3,713

SAFECO Corp.                      118,420                 4,707

St. Paul Companies, Inc. (The)    177,284                 5,086

Torchmark Corp.                   92,940                  3,177

UNUM Corp.                        116,200                 6,347

                                                          288,255

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       35,100                  3,514

Washington Mutual, Inc.           466,717                 19,194

                                                          22,708

SECURITIES INDUSTRY - 1.4%

Bear Stearns Companies, Inc.      98,475                  4,591

Franklin Resources, Inc.          192,900                 7,716

Lehman Brothers Holdings,         92,600                  5,145
Inc.

Merrill Lynch & Co., Inc.         275,500                 23,125

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley, Dean Witter &     444,496                $ 44,088
Co.

Schwab (Charles) Corp.            309,700                 33,990

                                                          118,655

TOTAL FINANCE                                             1,406,178

HEALTH - 10.8%

DRUGS & PHARMACEUTICALS - 7.3%

Allergan, Inc.                    57,800                  5,195

ALZA Corp. Class A. (a)           73,800                  2,477

American Home Products Corp.      1,032,240               62,967

Amgen, Inc. (a)                   396,100                 24,335

Bausch & Lomb, Inc.               41,840                  3,138

Bristol-Myers Squibb Co.          1,523,060               96,810

Lilly (Eli) & Co.                 845,816                 62,273

Merck & Co., Inc.                 1,838,180               129,132

Pfizer, Inc.                      998,160                 114,851

Pharmacia & Upjohn, Inc.          407,442                 22,817

Schering-Plough Corp.             1,155,560               55,828

Sigma-Aldrich Corp.               70,000                  2,275

Warner-Lambert Co.                641,740                 43,598

Watson Pharmaceuticals, Inc.      73,600                  2,981
(a)

                                                          628,677

MEDICAL EQUIPMENT & SUPPLIES
- 3.1%

Abbott Laboratories               1,150,140               55,710

Bard (C.R.), Inc.                 38,600                  1,891

Baxter International, Inc.        218,100                 13,740

Becton, Dickinson & Co.           204,100                 7,590

Biomet, Inc.                      97,500                  3,998

Boston Scientific Corp. (a)       317,900                 13,531

Cardinal Health, Inc.             223,550                 13,371

Guidant Corp.                     230,300                 12,364

Johnson & Johnson                 1,039,740               101,375

Mallinckrodt, Inc.                51,430                  1,803

McKesson HBOC, Inc.               217,169                 7,601

Medtronic, Inc.                   458,100                 32,955

Millipore Corp.                   30,100                  924

Pall Corp.                        89,866                  1,657

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

St. Jude Medical, Inc. (a)        59,316                 $ 1,653

U.S. Surgical Corp. rights        44                      0
6/30/00 (a)

                                                          270,163

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     485,780                 11,993

HCR Manor Care, Inc. (a)          77,900                  2,162

HEALTHSOUTH Corp. (a)             333,700                 4,484

Humana, Inc. (a)                  120,100                 1,636

Tenet Healthcare Corp. (a)        235,900                 5,573

United HealthCare Corp.           137,800                 7,734

                                                          33,582

TOTAL HEALTH                                              932,422

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.5%

ELECTRICAL EQUIPMENT - 3.6%

Emerson Electric Co.              351,340                 22,661

General Electric Co.              2,528,800               266,788

General Instrument Corp. (a)      123,100                 4,493

Grainger (W.W.), Inc.             67,900                  3,408

Harris Corp.                      68,800                  2,378

Honeywell, Inc.                   105,680                 10,013

Scientific-Atlanta, Inc.          67,400                  2,140

                                                          311,881

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Briggs & Stratton Corp.           16,500                  1,088

Case Corp.                        67,000                  2,320

Caterpillar, Inc.                 289,520                 18,638

Cooper Industries, Inc.           94,779                  4,585

Deere & Co.                       188,970                 8,126

Dover Corp.                       160,740                 5,937

Harnischfeger Industries,         31,600                  308
Inc.

Illinois Tool Works, Inc.         206,820                 15,925

Ingersoll-Rand Co.                133,510                 9,237

ITT Industries, Inc.              80,970                  2,915

Milacron, Inc.                    20,400                  469

Parker-Hannifin Corp.             81,075                  3,805

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Stanley Works                     60,600                 $ 1,845

Tenneco, Inc.                     125,655                 3,393

Timken Co.                        37,375                  834

Tyco International Ltd.           649,316                 52,757

                                                          132,182

POLLUTION CONTROL - 0.4%

Browning-Ferris Industries,       145,160                 5,788
Inc.

Waste Management, Inc.            445,413                 25,166

                                                          30,954

TOTAL INDUSTRIAL MACHINERY &                              475,017
EQUIPMENT

MEDIA & LEISURE - 4.4%

BROADCASTING - 1.7%

CBS Corp. (a)                     560,330                 25,530

Comcast Corp. Class A             297,050                 19,512
(special)

MediaOne Group, Inc.              480,640                 39,202

Time Warner, Inc.                 937,598                 65,632

                                                          149,876

ENTERTAINMENT - 1.0%

Carnival Corp.                    465,600                 19,206

Disney (Walt) Co.                 1,565,990               49,720

King World Productions, Inc.      44,100                  1,555
(a)

Viacom, Inc. Class B              491,200                 20,078
(non-vtg.) (a)

                                                          90,559

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                   72,300                  1,735

Hasbro, Inc.                      143,687                 4,903

Mattel, Inc.                      242,495                 6,275

                                                          12,913

LODGING & GAMING - 0.2%

Harrah's Entertainment, Inc.      68,150                  1,499
(a)

Hilton Hotels Corp.               202,560                 3,165

Marriott International, Inc.      170,400                 7,136
Class A

Mirage Resorts, Inc. (a)          158,400                 3,554

                                                          15,354

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.6%

American Greetings Corp.          71,060                 $ 1,861
Class A

Dow Jones & Co., Inc.             51,200                  2,790

Gannet, Inc.                      227,700                 16,124

Harcourt General, Inc.            38,476                  1,835

Knight-Ridder, Inc.               78,760                  4,238

McGraw-Hill Companies, Inc.       166,000                 9,172

Meredith Corp.                    29,200                  1,071

New York Times Co. (The)          132,200                 4,561
Class A

Times Mirror Co. Class A          42,600                  2,492

Tribune Co.                       89,780                  7,491

                                                          51,635

RESTAURANTS - 0.7%

Darden Restaurants, Inc.          100,920                 2,252

McDonald's Corp.                  1,046,800               44,358

Tricon Global Restaurants,        115,632                 7,444
Inc. (a)

Wendy's International, Inc.       117,600                 3,183

                                                          57,237

TOTAL MEDIA & LEISURE                                     377,574

NONDURABLES - 7.7%

AGRICULTURE - 0.1%

Pioneer Hi-Bred                   201,800                 7,542
International, Inc.

BEVERAGES - 2.7%

Anheuser-Busch Companies,         369,840                 27,045
Inc.

Brown-Forman Corp. Class B        31,780                  2,342

Coca-Cola Co. (The)               1,917,880               130,416

Coca-Cola Enterprises, Inc.       299,400                 10,329

Coors (Adolph) Co. Class B        24,100                  1,289

PepsiCo, Inc.                     1,141,420               42,161

Seagram Co. Ltd.                  325,720                 18,555

                                                          232,137

FOODS - 1.4%

Archer-Daniels-Midland Co.        463,135                 6,947

Bestfoods                         231,240                 11,605

Campbell Soup Co.                 338,560                 13,881

ConAgra, Inc.                     384,300                 9,559

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

General Mills, Inc.               117,920                $ 8,623

Heinz (H.J.) Co.                  290,000                 13,539

Hershey Foods Corp.               118,620                 6,242

Kellogg Co.                       307,080                 11,362

Quaker Oats Co.                   105,400                 6,805

Ralston Purina Co.                219,540                 6,696

Sara Lee Corp.                    683,200                 15,201

Sysco Corp.                       248,680                 7,383

Wrigley (Wm.) Jr. Co.             80,480                  7,138

                                                          124,981

HOUSEHOLD PRODUCTS - 2.6%

Alberto-Culver Co. Class B        31,300                  779

Avon Products, Inc.               217,440                 11,810

Clorox Co.                        99,020                  11,424

Colgate-Palmolive Co.             230,720                 23,634

Gillette Co.                      864,620                 45,122

International Flavors &           74,050                  2,925
Fragrances, Inc.

Procter & Gamble Co.              1,017,420               95,447

Unilever NV (NY shares)           478,180                 31,052

                                                          222,193

TOBACCO - 0.9%

Philip Morris Companies, Inc.     1,893,480               66,390

RJR Nabisco Holdings Corp.        263,300                 6,780

UST, Inc.                         158,900                 4,429

                                                          77,599

TOTAL NONDURABLES                                         664,452

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                336,400                 6,800

Battle Mountain Gold Co.          133,900                 377

Homestake Mining Co.              142,400                 1,362

Newmont Mining Corp.              154,364                 3,714

Placer Dome, Inc.                 188,000                 2,658

                                                          14,911

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 6.0%

APPAREL STORES - 0.5%

Gap, Inc.                         441,610                $ 29,395

Limited, Inc. (The)               182,003                 7,963

TJX Companies, Inc.               240,500                 8,012

                                                          45,370

DRUG STORES - 0.5%

CVS Corp.                         310,620                 14,793

Longs Drug Stores Corp.           30,440                  1,046

Rite Aid Corp.                    233,000                 5,432

Walgreen Co.                      740,660                 19,905

                                                          41,176

GENERAL MERCHANDISE STORES -
3.0%

Consolidated Stores Corp. (a)     82,700                  2,843

Costco Companies, Inc. (a)        171,995                 13,921

Dayton Hudson Corp.               342,500                 23,055

Dillards, Inc. Class A            74,960                  2,075

Dollar General Corp.              170,175                 5,967

Federated Department Stores,      177,800                 8,301
Inc. (a)

K mart Corp. (a)                  390,700                 5,812

Kohls Corp. (a)                   125,600                 8,345

May Department Stores Co.         263,170                 10,477
(The)

Nordstrom, Inc.                   117,900                 4,149

Penney (J.C.) Co., Inc.           209,120                 9,541

Sears, Roebuck & Co.              283,610                 13,046

Wal-Mart Stores, Inc.             3,419,320               157,289

                                                          264,821

GROCERY STORES - 0.7%

Albertson's, Inc.                 206,980                 10,659

American Stores Co.               208,360                 6,576

Great Atlantic & Pacific Tea,     26,850                  826
Inc.

Kroger Co. (a)                    204,600                 11,112

Meyer (Fred), Inc. (a)            121,000                 6,549

Safeway, Inc. (a)                 383,000                 20,658

Supervalu, Inc.                   86,000                  1,795

Winn-Dixie Stores, Inc.           102,840                 3,683

                                                          61,858

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Circuit City Stores, Inc. -       76,200                  4,686
Circuit City Group

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Home Depot, Inc.                  1,142,246              $ 68,463

IKON Office Solutions, Inc.       91,100                  1,099

Lowe's Companies, Inc.            283,120                 14,935

Staples, Inc. (a)                 360,000                 10,800

Tandy Corp.                       71,732                  5,196

Toys R Us, Inc. (a)               197,325                 4,292

                                                          109,471

TOTAL RETAIL & WHOLESALE                                  522,696

SERVICES - 0.8%

ADVERTISING - 0.4%

Clear Channel Communications,     209,600                 14,567
Inc. (a)

Interpublic Group of              102,250                 7,931
Companies, Inc.

Omnicom Group, Inc.               138,600                 10,049

                                                          32,547

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.               73,300                  1,933

PRINTING - 0.1%

Deluxe Corp.                      72,100                  2,496

Donnelley (R.R.) & Sons Co.       115,320                 4,079

Moore Corp. Ltd.                  43,537                  432

                                                          7,007

SERVICES - 0.3%

Block (H&R), Inc.                 91,180                  4,388

Cendant Corp. (a)                 687,835                 12,381

Dun & Bradstreet Corp.            134,820                 4,955

Ecolab, Inc.                      78,500                  3,292

Jostens, Inc.                     19,300                  414

National Service Industries,      38,800                  1,511
Inc.

Service Corp. International       246,600                 5,117

                                                          32,058

TOTAL SERVICES                                            73,545

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - 19.2%

COMMUNICATIONS EQUIPMENT - 3.5%

3Com Corp. (a)                    258,900                $ 6,764

Andrew Corp. (a)                  61,812                  862

Ascend Communications, Inc.       168,100                 16,243
(a)

Cabletron Systems, Inc. (a)       137,100                 1,294

Cisco Systems, Inc. (a)           1,225,000               139,727

Lucent Technologies, Inc.         2,026,600               121,849

Tellabs, Inc. (a)                 143,000                 15,667

                                                          302,406

COMPUTER SERVICES & SOFTWARE
- 8.6%

Adobe Systems, Inc.               53,000                  3,359

America Online, Inc.              792,700                 113,158

Autodesk, Inc.                    48,240                  1,435

Automatic Data Processing,        481,840                 21,442
Inc.

BMC Software, Inc.                175,500                 7,557

Ceridian Corp. (a)                88,600                  3,245

Computer Associates               406,787                 17,365
International, Inc.

Computer Sciences Corp.           125,800                 7,493

Compuware Corp. (a)               285,800                 6,966

Electronic Data Systems Corp.     383,300                 20,602

Equifax, Inc.                     91,900                  3,303

First Data Corp.                  324,900                 13,788

IMS Health, Inc.                  249,240                 7,477

International Business            715,140                 149,598
Machines Corp.

Microsoft Corp. (a)               3,900,900               317,190

Momentum Business                 3,426                   25
Applications Inc (a)

Novell, Inc. (a)                  291,300                 6,481

Oracle Corp. (a)                  1,110,250               30,046

Parametric Technology Corp.       221,200                 2,889
(a)

Paychex, Inc.                     133,900                 6,837

PeopleSoft, Inc.                  179,800                 2,461

Shared Medical Systems Corp.      16,200                  880

Unisys Corp. (a)                  175,400                 5,514

                                                          749,111

COMPUTERS & OFFICE EQUIPMENT
- 3.7%

Apple Computer, Inc. (a)          109,650                 5,044

Compaq Computer Corp.             1,323,804               29,537

Data General Corp. (a)            33,100                  387

Dell Computer Corp. (a)           1,958,000               80,645

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

EMC Corp. (a)                     393,600                $ 42,878

Gateway 2000, Inc. (a)            114,500                 7,578

Hewlett-Packard Co.               797,920                 62,936

Pitney Bowes, Inc.                209,480                 14,651

Seagate Technology, Inc. (a)      185,400                 5,168

Silicon Graphics, Inc. (a)        156,900                 2,000

Sun Microsystems, Inc. (a)        581,600                 34,787

Xerox Corp.                       525,600                 30,879

                                                          316,490

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       292,500                 15,685

KLA-Tencor Corp. (a)              68,800                  3,414

Perkin-Elmer Corp.                35,900                  3,882

Tektronix, Inc.                   51,800                  1,256

Thermo Electron Corp. (a)         107,400                 1,725

                                                          25,962

ELECTRONICS - 2.9%

Advanced Micro Devices, Inc.      123,800                 2,035
(a)

Intel Corp.                       2,585,740               158,215

LSI Logic Corp. (a)               88,500                  3,009

Micron Technology, Inc. (a)       186,200                 6,913

Motorola, Inc.                    457,400                 36,649

National Semiconductor Corp.      131,600                 1,645
(a)

Solectron Corp. (a)               197,000                 9,555

Texas Instruments, Inc.           296,020                 30,231

Thomas & Betts Corp.              33,620                  1,412

                                                          249,664

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 253,070                 18,885

Polaroid Corp.                    31,840                  657

                                                          19,542

TOTAL TECHNOLOGY                                          1,663,175

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     139,040                 9,707

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Delta Air Lines, Inc.             118,360                $ 7,508

Southwest Airlines Co.            257,225                 8,376

US Airways Group, Inc. (a)        61,700                  3,359

                                                          28,950

RAILROADS - 0.6%

Burlington Northern Santa Fe      372,929                 13,659
Corp.

CSX Corp.                         160,372                 7,898

Kansas City Southern              83,500                  4,973
Industries, Inc.

Norfolk Southern Corp.            284,620                 9,304

Union Pacific Corp.               202,940                 12,176

                                                          48,010

TRUCKING & FREIGHT - 0.2%

FDX Corp. (a)                     118,980                 13,393

Laidlaw, Inc.                     228,900                 1,453

                                                          14,846

TOTAL TRANSPORTATION                                      91,806

UTILITIES - 11.3%

CELLULAR - 1.0%

AirTouch Communications, Inc.     445,030                 41,555
(a)

ALLTEL Corp.                      212,100                 14,303

Century Telephone                 114,500                 4,609
Enterprises, Inc.

Nextel Communications, Inc.       236,600                 9,686
Class A (a)

Sprint Corp. Series 1 (PCS        342,045                 14,494
Group) (a)

                                                          84,647

ELECTRIC UTILITY - 2.0%

AES Corp. (a)                     153,100                 7,655

Ameren Corp.                      89,600                  3,466

American Electric Power Co.,      171,900                 7,123
Inc.

Baltimore Gas & Electric Co.      103,950                 2,924

Carolina Power & Light Co.        93,300                  3,761

Central & South West Corp.        164,380                 4,079

Cinergy Corp.                     100,317                 2,991

CMS Energy Corp.                  83,800                  3,687

Consolidated Edison, Inc.         172,500                 7,838

Dominion Resources, Inc.          168,510                 6,930

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

DTE Energy Co.                    101,500                $ 4,142

Duke Energy Corp.                 294,750                 16,506

Edison International              274,000                 6,713

Entergy Corp.                     200,300                 6,259

FirstEnergy Corp.                 152,400                 4,524

FPL Group, Inc.                   153,800                 8,670

GPU, Inc.                         86,100                  3,283

New Century Energies, Inc.        77,400                  2,709

Niagara Mohawk Holdings, Inc.     88,800                  1,188
(a)

Northern States Power Co.         83,320                  2,010

PacifiCorp                        256,700                 4,284

PECO Energy Co.                   192,200                 9,117

PG&E Corp.                        277,900                 8,632

PP&L Resources, Inc.              94,120                  2,629

Public Service Enterprise         198,800                 7,952
Group, Inc.

Reliant Energy, Inc.              191,225                 5,414

Southern Co.                      556,600                 15,063

Texas Utilities Co.               243,538                 9,681

Unicom Corp.                      195,600                 7,592

                                                          176,822

GAS - 0.6%

Columbia Gas System, Inc.         57,380                  2,758

Consolidated Natural Gas Co.      77,390                  4,605

Eastern Enterprises Co.           25,300                  909

Enron Corp.                       259,440                 19,523

NICOR, Inc.                       47,540                  1,729

ONEOK, Inc.                       21,824                  610

Peoples Energy Corp.              29,300                  1,095

Sempra Energy                     157,926                 3,277

Sonat, Inc.                       74,560                  2,666

Williams Companies, Inc.          349,100                 16,495

                                                          53,667

TELEPHONE SERVICES - 7.7%

Ameritech Corp.                   841,200                 57,570

AT&T Corp.                        2,438,494               123,144

Bell Atlantic Corp.               1,205,446               69,464

BellSouth Corp.                   1,510,980               67,616

Frontier Corp.                    149,800                 8,267

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

GTE Corp.                         753,880                $ 50,463

MCI WorldCom, Inc. (a)            1,415,919               116,371

Nortel Networks Corp.             513,040                 34,860

SBC Communications, Inc.          1,488,912               83,379

Sprint Corp. (FON Group)          335,790                 34,439

U.S. WEST, Inc.                   387,896                 20,292

                                                          665,865

TOTAL UTILITIES                                           981,001

TOTAL COMMON STOCKS                                       8,459,575
(Cost $5,677,039)



U.S. TREASURY OBLIGATIONS -
2.3%

                                                 PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at                    $ 200,395                           197,862
date of purchase  4.26% to
4.52% 6/3/99 to 8/26/99 (b)
(Cost $197,854)

TOTAL INVESTMENT IN                                                                $ 8,657,437
SECURITIES - 100%
(Cost $5,874,893)

FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)  UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

617 S&P 500 Stock Index        Jun. 1999            $ 206,155                      $ 2,152
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF INVESTMENT IN
SECURITIES - 2.4%

LEGEND

(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,466,000.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $5,893,456,000. Net unrealized appreciation aggregated $2,763,981,000, of which $2,960,385,000 related to appreciated investment securities and $196,404,000 related to depreciated investment securities.

The fund hereby designates approximately $96,025,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     APRIL 30, 1999

ASSETS

Investment in securities, at             $ 8,657,437
value (cost $5,874,893) -
See accompanying schedule

Cash                                      443

Receivable for fund shares                18,452
sold

Dividends receivable                      6,799

Interest receivable                       47

Redemption fees receivable                3

Other receivables                         13

Investment of cash collateral             275,965
received for securities
loaned

 TOTAL ASSETS                             8,959,159

LIABILITIES

Payable for investments        $ 3,681
purchased

Payable for fund shares         7,658
redeemed

Accrued management fee          280

Payable for daily variation     1,661
on futures contracts

Other payables and accrued      1,505
expenses

Collateral on securities        275,965
loaned, at value

 TOTAL LIABILITIES                        290,750

NET ASSETS                               $ 8,668,409

Net Assets consist of:

Paid in capital                          $ 5,825,099

Undistributed net investment              48,566
income

Accumulated undistributed net             10,048
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               2,784,696
(depreciation) on
investments, assets and
liabilities in foreign
currencies and futures
contracts

NET ASSETS, for 93,364 shares            $ 8,668,409
outstanding

NET ASSET VALUE, offering                 $92.85
price and redemption price
per share ($8,668,409
(divided by) 93,364 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS             YEAR
                                 ENDED APRIL 30, 1999

INVESTMENT INCOME                            $ 88,384
Dividends

Interest (including income on                 9,249
securities loaned of $499)

 TOTAL INCOME                                 97,633

EXPENSES

Management fee and               $ 15,895
sub-advisory fee

Transfer agent fees               8,483

Accounting fees                   860

Non-interested trustees'          21
compensation

Registration fees                 963

Audit                             47

Legal                             34

Interest                          1

Miscellaneous                     17

 Total expenses before            26,321
reductions

 Expense reductions               (13,763)    12,558

NET INVESTMENT INCOME                         85,075

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (6,165)

 Foreign currency transactions    1

 Futures contracts                20,700      14,536

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,299,282

 Futures contracts                (1,855)     1,297,427

NET GAIN (LOSS)                               1,311,963

NET INCREASE (DECREASE) IN                   $ 1,397,038
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 85,075                   $ 60,196
income

 Net realized gain (loss)         14,536                     156,237

 Change in net unrealized         1,297,427                  1,021,025
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,397,038                  1,237,458
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (60,685)                   (37,882)
From net investment income

 From net realized gain           (118,649)                  (64,969)

 TOTAL DISTRIBUTIONS              (179,334)                  (102,851)

Share transactions Net            3,521,757                  2,842,673
proceeds from sales of shares

 Reinvestment of distributions    174,440                    100,426

 Cost of shares redeemed          (1,683,409)                (941,968)

 NET INCREASE (DECREASE) IN       2,012,788                  2,001,131
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   1,183                      876

  TOTAL INCREASE (DECREASE)       3,231,675                  3,136,614
IN NET ASSETS

NET ASSETS

 Beginning of period              5,436,734                  2,300,120

 End of period (including        $ 8,668,409                $ 5,436,734
undistributed net investment
income of $48,566 and
$26,003, respectively)

OTHER INFORMATION
Shares

 Sold                             43,316                     41,491

 Issued in reinvestment of        2,241                      1,554
distributions

 Redeemed                         (21,236)                   (13,784)

 Net increase (decrease)          24,321                     29,261


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999     1998     1997     1996     1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 78.74  $ 57.82  $ 48.22  $ 38.32  $ 33.49
of period

Income from Investment
Operations

Net investment income             1.05 B   1.11 B   .95 B    .92      .85

Net realized and unrealized       15.52    21.92    10.58    10.32    4.77
gain (loss)

Total from investment             16.57    23.03    11.53    11.24    5.62
operations

Less Distributions

 From net investment income       (.79)    (.75)    (.90)    (.99)    (.80)

From net realized gain            (1.68)   (1.38)   (1.05)   (.37)    -

Total distributions               (2.47)   (2.13)   (1.95)   (1.36)   (.80)

Redemption fees added to paid     .01      .02      .02      .02      .01
 in capital

Net asset value, end of period   $ 92.85  $ 78.74  $ 57.82  $ 48.22  $ 38.32

TOTAL RETURN A                    21.68%   40.74%   24.58%   29.83%   17.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,668  $ 5,437  $ 2,300  $ 1,011  $ 391
(in millions)

Ratio of expenses to average      .19% C   .19% C   .44% C   .45%     .45%
net assets

Ratio of net investment           1.30%    1.61%    1.82%    2.11%    2.49%
income to average net assets

Portfolio turnover rate           4%       6%       6%       5%       2%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Market Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,238,021,000 and $232,907,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,490,036,000 and $2,575,251,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $199,000. The fee is included in the caption "Management fee and Sub-advisory fee" on the Statement of Operations.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records. As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers
Trust. The commissions paid to these affiliated firms were $9,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $266,451,000. The fund received cash collateral of $275,965,000. The cash collateral was invested in the Bankers Trust Institutional Daily Asset Fund.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balances during the period for which the loan was outstanding amounted to $6,356,000. The weighted average interest rate was 5.8%.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $13,696,000.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the

7. EXPENSE REDUCTIONS -
CONTINUED

fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $40,000 and $27,000, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Spartan Market Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Spartan Market Index Fund as of April 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1998, and the financial highlights for each of the years in the four-year period ended April 30, 1998 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Spartan Market Index Fund at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 7, 1999

OTHER INFORMATION


Based on the recommendation of the Audit Committee of Spartan Market Index Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the current fiscal year. For the fiscal years ended April 30, 1998 and April 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

DISTRIBUTIONS


The Board of Trustees of Spartan Market Index Fund voted to pay on June 7, 1999, to shareholders of record at the opening of business on June 4, 1999, a distribution of $.33 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.49 per share from net investment income.

A total of 89.17% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
oral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, New York

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

SMI-ANN-0699  78266
1.703006.101

CUSTODIAN
Bankers Trust Company
New York, New York

FIDELITY'S INDEX FUNDS
Spartan(registered trademark) Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund
Spartan Total Market Index Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com